Important News
for Shareholders of
Vanguard Institutional
Target Retirement 2010 Fund

IMPORTANT NEWS FOR SHAREHOLDERS

Vanguard Institutional Target Retirement 2010 Fund

The Vanguard Institutional Target Retirement 2010 Fund is to be reorganized into the Vanguard Institutional Target Retirement Income Fund on or about
July 21, 2017. The first few pages of this booklet highlight key points about this reorganization.

The reorganization does not require shareholder approval, and you are not being asked to vote.

We do, however, ask that you review the enclosed information statement/
prospectus, which contains information about the combined fund, outlines the differences between your fund and the combined fund, and provides details about the terms and conditions of the reorganization.

IMPORTANT NEWS FOR SHAREHOLDERS

Vanguard Institutional Target Retirement 2010 Fund

The Vanguard Institutional Target Retirement 2010 Fund is to be reorganized into the Vanguard Institutional Target Retirement Income Fund on or about July 21, 2017. The first few pages of this booklet highlight key points about this reorganization.

The reorganization does not require shareholder approval, and you are not being asked to vote.

We do, however, ask that you review the enclosed information statement/ prospectus, which contains information about the combined fund, outlines the differences between your fund and the combined fund, and provides details about the terms and conditions of the reorganization.

KEY POINTS ABOUT THE REORGANIZATION

Purpose of the Reorganization

The purpose of the reorganization is to combine the Vanguard Institutional Target Retirement 2010 Fund (the “2010 Fund”) with and into Vanguard Institutional Target Retirement Income Fund (the “Income Fund”) (each, a “Fund” and collectively, the “Funds”). The Target Retirement Funds were originally launched in 2006. It was anticipated that approximately seven years after the target retirement date as specified in a fund’s name, such fund’s allocation would become substantially similar to the Income Fund’s allocation, and the Dated Fund would be merged into the Income Fund. This intention is disclosed in the Target Retirement Funds’ prospectuses. In mid-2017, the 2010 Fund will have allocations substantially similar to the Income Fund.

At the time of the reorganization, the 2010 Fund and the Income Fund will have the same minimum initial investment amount and the same expense ratio. They have substantially similar investment objectives, and identical fundamental investment policies, share class structures, boards of trustees, investment advisors, and fiscal year ends. They have had similar performance records, and the target allocation of the Funds will be substantially similar at the time of the proposed reorganization.

Similar Costs for Shareholders

For the fiscal year ended September 30, 2016, each of the Funds had total annual fund operating expenses of 0.09%. Although their asset sizes differ, the 2010 Fund and the Income Fund are funds of funds, therefore their expense ratios are a function of their underlying funds. As a result, the Income Fund’s expense ratio is not expected to change due to the reorganization.

Investment Objectives, Index, Investment Strategies, Risks, and Investment Advisory Arrangement

At the time of the reorganization, the 2010 Fund and the Income Fund will have the same minimum initial investment amount and the same expense ratio. They also have substantially similar investment objectives, and identical fundamental investment policies, share class structures, boards of trustees, investment advisors, and fiscal year ends. They have had similar performance records, and the target allocation of the two Funds will be substantially similar at the time of the proposed reorganization (as seen in the tables on the next page). Although their asset size differs, the Income Fund’s expense ratio is not expected to change as a result of the reorganization. Both Funds also have identical risks and substantially similar investment strategies. The Funds operate as diversified open-end management companies within the meaning of the Investment Company Act of 1940 (the “1940 Act”).

The Vanguard Group, Inc. (“Vanguard”) serves as investment advisor to both Funds through its Equity Index Group. The Funds also have the same portfolio managers, which are primarily responsible for each Fund’s day-to-day management. Vanguard provides investment advisory services to the Funds on an at-cost basis, subject to the supervision and oversight of the Boards of Trustees and officers of the Funds.

Comparison of Investment Performance

The following table shows the average annual total returns of the 2010 Fund, along with the Income Fund. Also shown are the returns of the Funds’ current benchmarks, the Target 2010 Composite Index and the Target Income Composite Index.

Average Annual Total Returns¹ for Periods Ended December 31, 2016²

		Since Inception
	12-Month	(6/26/2015)
Institutional Target Retirement 2010 Fund	5.31%	2.37%
Institutional Target Retirement Income Fund	5.29%	2.61%
Target 2010 Composite Index³	5.44%	2.57%
Target Income Composite Index³	5.35%	2.78%

1. Returns shown are before taxes and net of fees.

2. Keep in mind that the Funds’ past performance does not indicate how they will perform in the future. Actual performance may be higher or lower than the performance shown.

3. This reflects no deduction for fees, expenses, or taxes.

Service Arrangements

According to an agreement applicable to the Target Retirement Funds and Vanguard, the Funds’ direct expenses will be offset by Vanguard for (1) the Funds’ contributions to the costs of operating the underlying Vanguard funds in which the Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation. The Funds’ trustees believe that the offsets should be sufficient to cover most, if not all, of the direct expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero direct expense ratio. Since their inceptions, the Funds, in fact, have incurred no direct net expenses. Although the Target Retirement Funds are not expected to incur any net expenses directly, the Funds’ shareholders indirectly bear the expenses of the underlying Vanguard Funds.

How the Reorganization Will Occur and How It Will Affect Your Account

The Board of Trustees for each Fund approved the reorganization of the 2010 Fund into the Income Fund on December 16, 2016. There is no action required by the Funds’ shareholders to implement the reorganization. No vote is required by either the 2010 Fund or the Income Fund shareholders to approve the reorganization.

The Declaration of Trust for the Funds, along with applicable state and federal law, do not require shareholder approval for fund mergers such as the reorganization. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board of Trustees has determined that the reorganization is in the best interests of each Fund and its shareholders, shareholders are not being asked to vote on the reorganization.

In the reorganization, shares of 2010 Fund will be exchanged, on a tax-free basis, for an equivalent dollar amount of shares in the Income Fund. Your account registration and account options will be the same, unless you alter them. In addition, your aggregate tax basis in your shares will remain the same.

The 2010 Fund is closed for investments by new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur. If you place a purchase order directly or through an investment program during this period before the closing, it will be rejected.

Tax-Free Nature of the Reorganization

The proposed exchange of shares is expected to be accomplished on a tax-free basis. Accordingly, we anticipate that 2010 Fund shareholders will not realize any capital gains or losses from the reorganization. However, you should pay close attention to these points.

•Final distribution. Prior to the reorganization, the 2010 Fund will distribute any remaining undistributed net income and/or realized capital gains. These distributions generally will be taxable to you.

•Payments of distributions. Following the reorganization, Income Fund shareholders (including former shareholders of the 2010 Fund) will participate fully in any distributions made for the shares of the Income Fund. These distributions generally will be taxable to you.

•Cost basis. Following the reorganization, your aggregate cost basis and your holding period in your shares will remain the same. However, your nominal per-share cost basis will change as a result of differences in the share prices of the 2010 Fund and the Income Fund. Vanguard will provide to you certain cost basis information in connection with the reorganization on its “Report of Organizational Actions Affecting Basis of Securities,” which will be available on vanguard.com shortly after the reorganization.

If you choose to redeem your shares before the reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Whom Can You Call If You Have Any Questions

Please call Vanguard toll-free at 800-662-7447 if you have any questions about the reorganization.

COMBINED INFORMATION STATEMENT/PROSPECTUS

VANGUARD INSTITUTIONAL TARGET RETIREMENT 2010 FUND,

A SERIES OF VANGUARD CHESTER FUNDS

TO BE REORGANIZED INTO AND WITH

VANGUARD INSTITUTIONAL TARGET RETIREMENT INCOME FUND, A SERIES OF VANGUARD CHESTER FUNDS

INTRODUCTION

Proposal Summary

This combined information statement/prospectus describes the reorganization to combine the Vanguard Institutional Target Retirement 2010 Fund (the “2010 Fund”) with and into the Vanguard Institutional Target Retirement Income Fund (the “Income Fund”) (each, a “Fund” and collectively, the “Funds”). The 2010 Fund’s investment objective is to provide capital appreciation and current income consistent with its current asset allocation. The Income Fund’s investment objective is to provide current income and some capital appreciation. The purpose of the reorganization is to combine the 2010 Fund with and into the Income Fund. The Target Retirement Funds were originally launched in 2006. It was anticipated that approximately seven years after the target retirement date as specified in a fund’s name, such fund’s allocation would become substantially similar to the Income Fund’s allocation, and the Dated Fund would be merged into the Income Fund.

The reorganization involves a few basic steps. First, the 2010 Fund will transfer substantially all of its assets and all of its liabilities to the Income Fund. Second, and simultaneously with step one, the Income Fund will open an account for each 2010 Fund shareholder, crediting it with an amount of shares of the Income Fund equal in value to the shares of the 2010 Fund owned by such holder at the time of the reorganization. Thereafter, the 2010 Fund will be liquidated and dissolved. These steps together are referred to in this information statement/ prospectus as the “Reorganization.”

The address for the 2010 Fund and the Income Fund is P.O. Box 2600, Valley Forge, PA 19482, and the telephone number is 610-669-1000 or 800-662-7447. The 2010 Fund and the Income Fund are each a series of Vanguard Chester Funds, which is a Delaware statutory trust.

Read and Keep These Documents. Please read this entire information statement/prospectus along with the enclosed Income Fund prospectus, dated January 27, 2017, as supplemented. The prospectus sets forth concisely the information about the Income Fund that a prospective investor ought to know before investing. These documents contain information that is important to you, and you should keep them for future reference.

Additional Information is Available. The Income Fund’s Statement of Additional Information (dated January 27, 2017), as supplemented, contains important information about the Income Fund. It has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated into this information statement/prospectus by reference. In addition, the 2010 Fund’s prospectus and Statement of Additional Information (dated January 27, 2017), as supplemented, are incorporated by reference into and are considered part of this information statement/prospectus. The Statement of Additional Information relating to the Reorganization dated January 27, 2017, also is incorporated by reference into this information statement/prospectus. The audited financial statements and related independent registered public accounting firm’s report for the 2010 Fund is contained in its annual report for the fiscal year ended September 30, 2016, and for the Income Fund is contained in its annual report for the fiscal year ended September 30, 2016, also incorporated by reference. The most recent unaudited semiannual report for each Fund is contained in the respective shareholder report for the fiscal period ended March 31, 2017. You can obtain copies of these documents without charge by calling Vanguard at 800-662-7447, by writing to us at P.O. Box 2600, Valley Forge, PA 19482-2600, or by visiting the EDGAR database on the SEC’s website (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OVERVIEW

This section summarizes key information concerning the proposed Reorganization. Keep in mind that more detailed information appears throughout the information statement/prospectus. Please be sure to read everything.

The Proposed Reorganization. At a meeting on December 16, 2016, the Board of Trustees for each Fund approved a plan to combine the 2010 Fund with and into the Income Fund. The plan calls for the 2010 Fund to transfer substantially all of its assets and all of its liabilities to the Income Fund in exchange for shares of the Income Fund. Shareholders of the 2010 Fund will receive shares of the Income Fund equivalent in value to their investments at the time of the Reorganization. The closing of the Reorganization is currently expected to occur on or about July 21, 2017. The 2010 Fund will then be liquidated and dissolved. The Reorganization will result in an exchange of your shares in the 2010 Fund for new shares of the Income Fund, and it is expected to occur on a tax-free basis. The Boards of Trustees of the Funds have concluded that the proposed Reorganization is in the best interests of the Funds and will not dilute the interests of the Funds’ shareholders.

Investment Objectives, Strategies, and Risks of Each Fund. The investment objective of the 2010 Fund is substantially similar to the investment objective of the Income Fund. The Funds have similar investment strategies and the risks of the Funds are identical.

The 2010 Fund’s investment objective is to provide capital appreciation and current income consistent with its current asset allocation. The Income Fund’s investment objective is to provide current income and some capital appreciation.

The Funds have similar investment strategies.

The Income Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The 2010 Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund’s asset allocation should become similar to that of the Income Fund.

The Funds have identical risks, which are as follows: interest rate risk, income risk, credit risk, call risk, country/regional risk, currency hedging risk, stock market risk, currency risk, and asset allocation risk.

These investment objectives, strategies, and risks are discussed in detail under “Investment Practices and Risk Considerations.” The investment objectives may be changed without a shareholder vote. Complete descriptions of the investment objectives, policies, strategies, and risks of the 2010 Fund and the Income Fund are contained in each Fund’s prospectus, along with any accompanying prospectus supplements, and Statement of Additional Information.

Investment Advisory Arrangements. The Vanguard Group, Inc. (“Vanguard”) serves as investment advisor to the Funds through its Equity Index Group. Vanguard provides investment advisory services to the Funds on an at-cost basis, subject to the supervision and oversight of the Boards of Trustees and officers of the Funds. Further details about the advisory arrangements for the Funds are provided in this Overview and under the section titled “Additional Information About the Funds.”

Service Arrangements. According to an agreement applicable to the Target Retirement Funds and Vanguard, the Funds’ direct expenses will be offset by Vanguard for (1) the Funds’ contributions to the costs of operating the underlying Vanguard funds in which the Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation. The Funds’ trustees believe that the offsets should be sufficient to cover most, if not all, of the direct expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero direct expense ratio. Since their inceptions, the Funds, in fact, have incurred no direct net expenses. Although the Target Retirement Funds are not expected to incur any net expenses directly, the Funds’ shareholders indirectly bear the expenses of the underlying Vanguard Funds.

Additional information about the service arrangements for each Fund appears under “Additional Information About the Funds.”

Purchase, Redemption, Exchange, and Conversion Information. The purchase, redemption, exchange, and conversion features of the Funds are identical.

Distribution Schedules. Income dividends for the Income Fund generally are distributed quarterly in March, June, September, and December. Capital gains distributions, if any, generally occur annually in December for both Funds. In addition, each Fund may occasionally make a supplemental distribution at some other time during the year.

Tax-Free Reorganization. It is expected that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (or the “Code”). As a condition to closing the Reorganization, the Funds will receive a favorable opinion from legal counsel as to the foregoing income tax consequences of the Reorganization. Please see “Investment Practices and Risk Considerations: Information About the Reorganization: Tax-Free Reorganization” for additional information.

Fees and Expenses

The tables below compare the fees and expenses of the shares of the 2010 Fund and the shares of the Income Fund as of September 30, 2016. The tables also show the estimated fees and expenses of the Institutional Shares of the combined Fund, on a pro forma basis, as of September 30, 2016, and do not include the estimated costs of the Reorganization (for information about the costs of the Reorganization, please see “Expenses of the Reorganization”). The actual fees and expenses of the Funds and the combined Fund as of the closing date may differ from those reflected in the tables below.

Shareholder Fees
(Fees paid directly from your investment)
	2010 Fund Income		Income Fund
		Fund	Pro Forma
Combined Fund
Sales Charge (Load) Imposed on Purchases	None	None	None
Purchase Fee	None	None	None
Sales Charge (Load) Imposed on Reinvested Dividends None		None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Income Fund
		Income	Pro Forma
	2010 Fund	Fund	Combined Fund
Management Fees	None	None	None
12b-1 Distribution Fee	None	None	None
Other Expenses	None	None	None
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.09%	0.09%	0.09%

Examples

The following examples are intended to help you compare the cost of investing in the 2010 Fund, the Income Fund, and the combined Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in each Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
2010 Fund	$9	$29	$51	$115
Income Fund	$9	$29	$51	$115
Income Fund	$9	$29	$51	$115
Pro Forma
Combined Fund

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce each Fund’s performance. During the most recent fiscal year ended September 30, 2016, the 2010 Fund’s portfolio turnover rate was 8%. During the most recent fiscal year ended September 30, 2016, the Income Fund’s portfolio turnover rate was 7%.

INVESTMENT PRACTICES AND RISK CONSIDERATIONS

Following is a brief discussion of the investment objectives, strategies, and risks of the Funds. More detailed information is available in each Fund’s prospectus and any accompanying prospectus supplements, and Statement of Additional Information. Please see the Income Fund’s prospectus attached as Appendix B to this information statement/prospectus.

Investment Objective

The investment objective for the Funds are as follows:

Fund	Investment Objective

2010 Fund	The Fund seeks to provide capital appreciation and
current income consistent with its current asset
allocation.

Income Fund	The Fund seeks to provide current income and some
capital appreciation.

Primary Investment Strategies

The primary investment strategies for the Funds are as follows:

Fund	Primary Investment Strategies

2010 Fund	The 2010 Fund invests in other Vanguard mutual funds
according to an asset allocation strategy designed for
investors planning to retire and leave the workforce in or
within a few years of 2010 (the target year). The 2010 Fund
is designed for an investor who plans to withdraw the
value of an account in the Fund over a period of many
years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the
percentage of assets allocated to stocks will decrease
while the percentage of assets allocated to bonds and
other fixed income investments will increase. Within
seven years after 2010, the 2010 Fund’s asset allocation
should become similar to that of the Income Fund.
As of September 30, 2016, the stocks in the underlying
domestic equity fund had an asset-weighted median
market capitalization exceeding $53.2 billion. The stocks in the underlying international equity fund had an asset-
weighted median market capitalization exceeding $22
billion.

Income Fund	The Income Fund invests in other Vanguard mutual funds
according to an asset allocation strategy designed for
investors currently in retirement.
As of September 30, 2016, the stocks in the underlying
domestic equity fund had an asset-weighted median
market capitalization exceeding $53.2 billion. The stocks in the underlying international equity fund had an asset-
weighted median market capitalization exceeding $22
billion.

Primary Risks

An investment in a Fund could lose money over short or even long periods. You should expect a Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market.

Both Funds are subject to the following risks, which could affect the Funds’ performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates.

• Income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region, as well as the value and/or liquidity of securities issued by foreign governments, government agencies, or companies.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• Stock market risk, which is the chance that stock prices overall will decline.

Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• Asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

Other Investment Policies and Risks

Each underlying fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Cash Management. Each Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a Vanguard CMT Fund.

To put cash flow to work as soon as possible, and thereby capture as much of the market’s return as possible, each Fund reserves the right to invest in shares of Vanguard Total Stock Market ETF, Vanguard Total International Stock ETF, Vanguard Total Bond Market ETF, Vanguard Short-Term Inflation-Protected Securities ETF, and Vanguard Total International Bond ETF, as applicable (each provides returns similar to the returns of its corresponding market segment). The Funds’ advisor may purchase ETF Shares when large cash inflows come into a Fund too late in the day to invest the cash, on a same-day basis, in shares of the underlying Vanguard funds that serve as the Fund’s primary investments. These cash-flow situations will arise infrequently, and the period of holding the ETF Shares will be short—in most cases, one day. (Vanguard does not receive duplicate management fees when Fund assets are invested in ETF Shares.)

Comparison of Investment Objectives, Investment Strategies, and Risks

The 2010 Fund and the Income Fund currently have substantially similar investment objectives. The 2010 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation. The Income Fund seeks to provide current income and some capital appreciation. The combined Fund will maintain the investment objective of the Income Fund. There is no guarantee that each Fund will achieve its stated objective.

The Funds have similar investment strategies. The 2010 Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2010 (the target year). The 2010 Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The 2010 Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the 2010 Fund’s asset allocation should become similar to that of the Income Fund. The Income Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The combined Fund will continue to utilize the investment strategies of the Income Fund.

The Funds have identical risks and the combined Fund will continue to have these risks.

Investment Advisor and Portfolio Managers

The Funds have the same investment advisor, Vanguard, and are overseen by the same group within Vanguard, the Equity Index Group.

The managers primarily responsible for the day-to-day management of the Funds are the same. The Funds are overseen by:

William Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006 and has co-managed the Funds since their inceptions in 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, and has co-managed the Funds since their inceptions in 2015. Education: B.A., Arcadia University; M.B.A., Villanova University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS

Investment Performance of the 2010 Fund

The following bar chart and table are intended to help you understand the risks of investing in the 2010 Fund. The bar chart shows how the performance of the 2010 Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the 2010 Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the 2010 Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2010 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.20% (quarter ended March 31, 2016), and the lowest return for a quarter was –0.98% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016

		Since Inception
	1 Year	(6/26/2015)
Vanguard Institutional Target Retirement 2010 Fund
Return Before Taxes	5.31%	2.37%
Return After Taxes on Distributions	4.63	1.77
Return After Taxes on Distributions and Sale of Fund Shares	3.14	1.60

Target 2010 Composite Index	5.44	2.57

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Performance of the Income Fund

The following bar chart and table are intended to help you understand the risks of investing in the Income Fund. The bar chart shows how the performance of the Income Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Income Fund compare with those of relevant market indexes and a composite bond/ stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Income Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement Income Fund Institutional Shares

2016

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.28% (quarter ended March 31, 2016), and the lowest return for a quarter was –1.00% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016

		Since Inception
	1 Year	(6/26/2015)
Vanguard Institutional Target Retirement Income Fund
Return Before Taxes	5.29%	2.61%
Return After Taxes on Distributions	4.52	1.93
Return After Taxes on Distributions and Sale of FundShares	3.12	1.75

Target Income Composite Index	5.35	2.78

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of each Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares. The underlying Vanguard funds in which the Funds invest also do not calculate their NAV on days when the NYSE is closed, but the value of their assets may be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

Each Fund’s NAV is calculated based upon the values of the underlying mutual funds in which the Fund invests. The values of the mutual fund shares held by a Fund are based on the NAVs of the shares. The values of any ETF shares or institutional money market fund shares held by a Fund are based on the market value of the shares. The prospectuses for the underlying funds explain the circumstances under which those funds will use fair-value pricing and the effects of doing so.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

Purchases, Redemptions, and Exchanges of Fund Shares; Other Shareholder Information

Purchase, Redemption,	2010 Fund	Income Fund
and Exchange Features
Minimum initial purchase amount	$100 million	$100 million
$1 (other than by
Automatic
Investment Plan,
	$1 (other than by Automatic	which has no
Additional investment purchase	Investment Plan, which has	established
amount	no established minimum)	minimum)
Purchases
	Through Vanguard’s website,	Through Vanguard’s
	mobile application, by	website, mobile
	telephone, or by mail	application, by
telephone, or
by mail
Redemptions
	Through Vanguard’s website,	Through Vanguard’s
	mobile application, by	website, mobile
	telephone, or by mail	application, by
telephone, or by
mail

Free Exchange Privileges
	Yes, through Vanguard’s	Yes, through
	website, mobile application, by	Vanguard’s
	telephone, or by mail	website, mobile
application, by
telephone, or by
mail

Purchasing Shares

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the net asset value (NAV) as calculated on the trade date. NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer (not using an Automatic Investment Plan) into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be the date you selected for withdrawal of funds from your bank account. Your bank account generally will be debited on the business day after your trade date. If the date you selected for withdrawal of funds from your bank account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

If your purchase request is not accurate and complete, it may be rejected.

Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account minimum to open and maintain an account—$100 million

Certain Vanguard institutional clients may meet the minimum investment amount by aggregating separate accounts within the same Fund. This aggregation policy does not apply to financial intermediaries.

Vanguard may charge additional recordkeeping fees for institutional clients whose accounts are recordkept by Vanguard. Please contact your Vanguard representative to determine whether additional recordkeeping fees apply to your account.

Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Call Vanguard before attempting to invest a large dollar amount.

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Redeeming Shares

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

•For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect a Fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Share certificates. Share certificates are no longer issued for Vanguard funds. Shares currently held in certificates cannot be redeemed, exchanged, converted, or transferred (reregistered) until you return the certificates (unsigned) to Vanguard by registered mail.

Address change. If you change your address online or by telephone, there may be up to a 14-day restriction on your ability to request check redemptions online and by telephone. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by written request.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day.

Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.

Payments to Financial Intermediaries

The Funds and their investment advisor do not pay financial intermediaries for sales of their shares.

Advisory Arrangements

The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Equity Index Group. As of September 30, 2016, Vanguard served as advisor for approximately $2.9 trillion in assets. Vanguard also serves as investment advisor for each of the underlying funds.

Vanguard, through its Equity Index Group, provides investment advisory services to the Vanguard Target Retirement Funds and the Vanguard Institutional Target Retirement Funds. Each Fund is a fund of funds and invests in other Vanguard mutual funds (underlying funds). Vanguard also serves as investment advisor for each of the underlying funds. The Funds benefit from the investment advisory services provided to the underlying funds and, as shareholders of those funds, indirectly bear a proportionate share of those funds’ at-cost advisory expenses. Vanguard provides at-cost investment advisory services to the Vanguard Target Retirement Funds and the Vanguard Institutional Target Retirement Funds pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. The agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard. For more information about the investment advisory services provided to the underlying funds, please refer to each fund’s Statement of Additional Information.

Dividends, Capital Gains, and Taxes

Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points: •Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

•Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

•Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding- period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the Fund.

•Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

•Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.

•A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.

Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

This information statement/prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

•Provide us with your correct taxpayer identification number. •Certify that the taxpayer identification number is correct. •Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Funds, generally are not sold outside the United States, except to certain qualified investors. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds.

Invalid addresses. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.

Frequent-Trading Limitations

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the Board of Trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation- Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.

For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.

These frequent-trading limitations do not apply to the following:

• Purchases of shares with reinvested dividend or capital gains distributions.

• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

• Redemptions of shares to pay fund or account fees.

• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans).

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard or through a Vanguard brokerage account. (Transaction requests submitted by fax, if otherwise permitted, are subject to the limitations.)

• Transfers and reregistrations of shares within the same fund.

• Purchases of shares by asset transfer or direct rollover.

• Conversions of shares from one share class to another in the same fund.

• Checkwriting redemptions.

• Section 529 college savings plans.

• Certain approved institutional portfolios and asset allocation programs, as well as trades made by Vanguard funds that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.) For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

• Purchases of shares with reinvested dividend or capital gains distributions.

• Distributions, loans, and in-service withdrawals from a plan.

• Redemptions of shares as part of a plan termination or at the direction of the plan.

• Automated transactions executed during the first six months of a participant’s enrollment in the Vanguard Managed Account Program.

• Redemptions of shares to pay fund or account fees.

• Share or asset transfers or rollovers.

• Reregistrations of shares.

• Conversions of shares from one share class to another in the same fund.

• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)

* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/ or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.

Financial Highlights

The following financial highlights table is intended to help you understand the Income Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). The information for all periods in the table through September 30, 2016, has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report—along with the Income Fund’s financial statements—is included in the Income Fund’s most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Institutional Target Retirement Income Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$19.46	$20.00
Investment Operations
Net Investment Income	.341	.111[2]
Capital Gain Distributions Received	.010	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.127	(.599)
Total from Investment Operations	1.478	(.488)
Distributions
Dividends from Net Investment Income	(.337)	(.052)
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.338)	(.052)
Net Asset Value, End of Period	$20.60	$19.46
Total Return	7.66%	–2.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,031	$843
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.09%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	1.83%	1.99%[3]
Portfolio Turnover Rate	7%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Information About the Reorganization

At a meeting on December 16, 2016, the Boards of Trustees for the Funds discussed and approved the proposed Reorganization and the Agreement and Plan of Reorganization (the “Agreement and Plan”). The Vanguard Chester Funds (the “Trust”), the legal entity to which the 2010 Fund and the Income Fund belong, have entered into an Agreement and Plan, by and between the 2010 Fund and the Income Fund.

Agreement and Plan of Reorganization. The Agreement and Plan sets out the terms and conditions that will apply to the Reorganization.

Three Steps to Reorganize. The Reorganization will be accomplished in a three-step process: •First, the 2010 Fund will transfer substantially all of its assets and liabilities to the Income Fund.

•Second, and simultaneously with step one, the Income Fund will open an account for each 2010 Fund shareholder, crediting it with an amount of the Income Fund equal in value to that of the 2010 Fund owned by such holder at the time of the Reorganization.

•Third, the 2010 Fund will be liquidated promptly and terminated as a series of Vanguard Chester Funds.

Until the closing date of the Reorganization, shareholders of the 2010 Fund will be able to redeem their shares of the Fund. Redemption requests received after the Reorganization will be treated as requests for redemption of shares of the Income Fund received by the shareholder in the Reorganization. It is also anticipated that shortly before the Reorganization is scheduled to occur, the 2010 Fund will be closed for any investment, which will assist in the processing of the Reorganization. If you place a purchase order directly or through an investment program during this period before the closing, it will be rejected.

The obligations of the Funds under the Agreement and Plan are subject to various conditions. Among other things, the Agreement and Plan requires that all filings be made with, and all consents be received from federal, state, and local regulatory authorities as may be necessary to carry out the transactions contemplated by the Agreement and Plan. The Agreement and Plan may be terminated at any time by the actions of the trustees of either Fund, and may be amended, modified, or supplemented as may be mutually agreed upon by authorized officers for the Funds. For a complete description of the terms and conditions that will apply to the Reorganization, please see the form of Agreement and Plan attached as Appendix A to this information statement/prospectus.

Effective as Soon as Practicable. The Reorganization will take place as soon as practicable after all necessary regulatory approvals and legal opinions are received. It is currently anticipated that the Reorganization will be accomplished on or about the close of business on July 21, 2017.

Tax-Free Reorganization. It is expected that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. This means that generally none of the parties involved – the 2010 Fund, the Income Fund, or their respective shareholders – will recognize a gain or loss directly as a result of the Reorganization. There is additional information about the federal income tax consequences of the Reorganization in the Agreement and Plan.

•Final distribution. Prior to the Reorganization, the 2010 Fund will distribute any remaining undistributed net income and/or realized capital gains. These distributions generally will be taxable to you.

• Payments of distributions. Following the Reorganization, Income Fund shareholders (including former shareholders of the 2010 Fund) will participate fully in any distributions made for the Income Fund. These distributions generally will be taxable to you.

• Cost basis. Following the Reorganization, your aggregate cost basis and your holding period in your shares will remain the same. However, your nominal per-share cost basis will change as a result of differences in the share prices of the 2010 Fund and the Income Fund. Vanguard will provide to you certain cost basis information in connection with the Reorganization on its “Report of Organizational Actions Affecting Basis of Securities,” which will be available on vanguard.com a short time after the Reorganization.

Each Fund’s capital gains and losses for tax purposes are determined only at the end of each fiscal year.

For tax purposes, as of December 31, 2016, neither the Income Fund nor the 2010 Fund had capital loss carryforwards or net unrealized losses available to offset future net capital gains. However, the Income Fund’s and/or the 2010 Fund’s capital loss carryforwards and net unrealized loss positions may change significantly between now and the Reorganization Closing Date, expected to be approximately July 21, 2017. Should the Income Fund or the 2010 Fund have available capital loss carryforwards and/or net unrealized losses in their respective portfolios in amounts exceeding certain thresholds at the time of the Reorganization, the Reorganization could restrict the use of the Income Fund’s and/or the 2010 Fund’s capital loss carryforwards and net unrealized losses, if any. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors may result in some or all of the loss carryforwards or net unrealized losses of either or both of the Funds being significantly restricted.

Each Fund will continue its operations pursuant to its investment objective and policies through the Reorganization.

Expenses of the Reorganization. The 2010 Fund will bear the expenses incurred in the Reorganization, which are expected to be approximately $29,000. These expenses include the cost of the printing and mailing of this information statement/prospectus, and audit fees. According to an agreement applicable to the Target Retirement Funds and Vanguard, the Funds’ direct expenses will be offset by Vanguard for (1) the Funds’ contributions to the costs of operating the underlying Vanguard funds in which the Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation.

Why We Want to Reorganize Your Funds.

The purpose of the Reorganization is to combine the 2010 Fund with and into the Income Fund. At the time of the Reorganization, the 2010 Fund and the Income Fund would have the same minimum initial investment amount and the same expense ratio. They also have substantially similar investment objectives, and the same fundamental investment policies, share class structure, board of trustees, investment advisor, and fiscal year end. They have had similar performance records, and the target allocation of the two Funds will be substantially similar at the time of the Reorganization. Although their asset size differs, the Income Fund’s expense ratio is not expected to change as a result of the Reorganization. The Reorganization has been proposed to consolidate the assets of the Funds for the following reasons:

When the Target Retirement Funds were launched, we anticipated that approximately seven years after the target retirement date as specified in a fund’s name, such fund’s allocation would become substantially similar to the Income Fund’s allocation, and the Dated Fund would be merged into the Income Fund. This intention is disclosed in the Target Retirement Funds’ prospectus. In mid-2017, the 2010 Fund will have an allocation substantially similar to the Income Fund and can be merged without a shareholder vote into the Income Fund.

As a result of this Reorganization, there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes, since the Reorganization is expected to be a tax-free transaction.

The Boards of Trustees believe that it is in shareholders’ best interests to reorganize the 2010 Fund with and into the Income Fund, which will issue shares of the Income Fund to shareholders of the 2010 Fund. After the Reorganization, you will be a shareholder of the Income Fund, and the 2010 Fund, which will have no remaining assets, will be dissolved.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization. Vanguard Chester Funds are organized as a Delaware statutory trust (the “Trust”). The Funds are series of the Trust, which are each an open-end management investment company registered under the 1940 Act.

Trustees. The business and affairs of each Fund are managed under the direction of a Board of Trustees. The respective Board of Trustees of each Fund have the same members.

Voting Rights. Shareholders of the Funds are entitled to one vote for each dollar of net asset value and a fractional vote for each fractional dollar of net assets owned unless otherwise required by applicable law. Separate votes are required by each series or class of shares on matters affecting an individual series or class. Shares have noncumulative voting rights and no preemptive or subscription rights. The Funds are not required to hold shareholder meetings annually, although shareholder meetings may be called from time to time for purposes such as electing or removing trustees, changing fundamental policies, or approving a significant transaction.

Independent Auditor. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm for the Funds.

Service Agreements. Each Fund is a member of The Vanguard Group, a family of more than 190 mutual Funds. As of September 30, 2016, Vanguard served as advisor for approximately $2.9 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

The following is a description of the material terms of the current arrangements for the Funds with Vanguard.

Fees

According to an agreement applicable to the Target Retirement Funds and Vanguard, the Funds’ direct expenses will be offset by Vanguard for (1) the Funds’ contributions to the costs of operating the underlying Vanguard funds in which the Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation. The Funds’ trustees believe that the offsets should be sufficient to cover most, if not all, of the direct expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero direct expense ratio. Since their inceptions, the Funds, in fact, have incurred no direct net expenses. Although the Target Retirement Funds are not expected to incur any net expenses directly, the Funds’ shareholders indirectly bear the expenses of the underlying Vanguard Funds.

Capitalization of Vanguard

The Funds’ Service Agreement provides that the Funds will not contribute to Vanguard’s capitalization or pay for corporate management, administrative, and distribution services provided by Vanguard. However, each Fund will bear its own direct expenses, such as legal, auditing, and custodial fees. In addition, the Agreement further provides that the Funds’ direct expenses will be offset, in whole or in part, by a reimbursement from Vanguard for (1) the Funds’ contributions to the cost of operating the underlying Vanguard funds in which the Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operations. The Funds expect that the reimbursements should be sufficient to offset most or all of the direct expenses incurred by each Fund. Therefore, the Funds are expected to operate at a very low—or zero—direct expense ratio. Of course, there is no guarantee that this will always be the case.

Capitalization. The following table shows, on an unaudited basis, the capitalization of each Fund as of September 30, 2016, and the capitalization of the Income Fund on a pro forma basis as of that date, after giving effect to the proposed acquisition of assets at net asset value. The following are examples of the number of shares of the 2010 Fund that would be exchanged for the shares of the Income Fund if the Reorganization had been consummated on September 30, 2016. The examples do not reflect the number of such shares or the value of such shares that would actually be received when the Reorganization occurs.

Capitalization Table

(unaudited)

	2010 Fund	Income Fund	Total	Pro Forma
			Pro Forma	Combined
			Adjustments(a)	Income Fund

Total Net Assets $1,837,824,324		$2,030,499,755	(29,000)	$3,868,295,079
Total Number of	88,426,935	98,546,255	786,430	187,759,620
Shares
Outstanding
NAV Per Share	$20.78	$20.60	N/A	$20.60
(a) Pro forma adjustments represent the dollar amount of reorganization expenses incurred by Vanguard Institutional
Target Retirement 2010 Fund and the net change in shares outstanding pursuant to the Reorganization.

GENERAL INFORMATION

This section provides information on a number of topics relating to the information statement/prospectus.

Annual/Semiannual Reports. The most recent annual and semiannual reports to shareholders for the 2010 Fund and the Income Fund are available at no cost. To request a report, please call Vanguard toll-free at 800-662-7447, or write to us at P.O. Box 2600, Valley Forge, PA 19482-2600. The reports are also available at our website, vanguard.com. Participants in a company-sponsored 401(k) or other retirement plan administered by Vanguard may call us toll-free at 800-523-1188.

Principal Shareholders. As of September 30, 2016, the 2010 Fund had approximately $1,837,824,324 in net assets and 88,426,935 outstanding shares. As of the same date, the officers and trustees of Vanguard Chester Funds, as a group, owned less than 1% of the outstanding shares of the 2010 Fund.

As of December 31, 2016, the following were known to be the record or beneficial owner of more than 5% of the outstanding shares of the 2010 Fund:

Record Owner	Percentage of Outstanding
Shares Owned

Fidelity Investments Institutional Operations Co.
Covington, Kentucky	34.01%
Vanguard Fiduciary Company, Valley Forge, PA	23.96%
TIAA-CREF Trust Company, Saint Louis, MO	11.53%
State Street Bank Trust, Harrison, NY	7.10%

As of September 30, 2016, the Income Fund had approximately $2,030,499,755 in net assets and 98,546,255 outstanding shares. As of the same date, the officers and trustees of Vanguard Chester Funds, as a group, owned less than 1% of the outstanding shares of the Income Fund.

As of December 31, 2016, the following were known to be the record or beneficial owner of more than 5% of the outstanding shares of the Income Fund:

Record Owner	Percentage of Outstanding
Shares Owned
Vanguard Fiduciary Trust Company,
Valley Forge, PA	28.21%
State Street Bank Trust, Harrison, NY	6.19%
TIAA-CREF Trust Company, Saint Louis, MO	5.34%

The percentage of the shares of the 2010 Fund that would be owned by the above named shareholders upon completion of the Reorganization is expected to be lower, as would the aggregate percentage of the Income Fund, due to the combination of the Funds.

For purposes of the 1940 Act, any person who owns either directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the preceding tables is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, that shareholder may be presumed to control such class. The Funds generally believe that most of the shares referred to in the above tables were held by the above persons in accounts for their fiduciary, agency, or custodial customers.

Obtaining Information From the SEC. The Trust is subject to the informational requirements of the 1933 Act, Securities Exchange Act of 1934, and the 1940 Act and must file certain reports and other information with the SEC.

The reports and other information filed by the Income Fund and the 2010 Fund can be inspected and copied at the public reference facilities maintained by the SEC located at 100 F Street, N.E., Washington, DC 20549. Copies of such materials can be obtained from the Public Reference Section, Officer of Consumer Affairs and Information Service, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates.

APPENDIX A

VANGUARD CHESTER FUNDS

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS FORM OF AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this __ day of ___, 2017, by and between Vanguard Chester Funds (the “Trust”), a Delaware statutory trust with its principal place of business at 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, on behalf of its Vanguard Institutional Target Retirement Income Fund (the “Acquiring Fund”) and the Trust, on behalf of its Vanguard Institutional Target Retirement 2010 Fund (the “Acquired Fund”).

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of (i) the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund, in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; and (iii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interest of the Acquiring Fund and the Acquired Fund and their shareholders and that the interest of the existing shareholders of the Acquiring Fund and the Acquired Fund would not be diluted as a result of this transaction;

     WHEREAS, the purpose of the Reorganization is to combine the assets of the Acquiring Fund with those of the Acquired Fund;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF THE ACQUIRED FUND’S LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets as set forth in paragraph 1.2 to the Acquiring Fund and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares (rounded to the third decimal place), determined in the manner and as of the time and date set forth in Section 2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including without limitation all cash, securities, commodities, and futures interests, accrued amortization and accretion, receivables (including interest and dividend receivables), claims and rights of action, rights to register shares under applicable securities laws, which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the “Closing Date”).

     1.3. The Acquired Fund will use reasonable commercial efforts to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves (expected to include expenses incurred in the ordinary course of the Acquired Fund’s operations, such as accounts payable relating to custodian and transfer agency fees, legal and audit fees, and expenses of state securities registration of the Acquired Fund’s shares) of the Acquired Fund.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute pro rata to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of immediately after the close of business on the Closing Date (and after the declaration and payment of any dividends). The outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

     1.6. Any reporting responsibility of the Acquired Fund including (but not limited to) the responsibility for any periods ending on or before the Closing Date for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

     2.1. The value of the assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund shall be the value of such assets and liabilities computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) (and after the declaration and payment of any dividends) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and then-current prospectus or statement of additional information for the Acquired Fund.

     2.2. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets and liabilities shall be equal to the number of Acquired Fund Shares outstanding on the Valuation Date.

     2.3. The net asset value of each Acquiring Fund Share shall be determined by dividing the value of the net assets of the Acquired Fund determined using the valuation procedures referred to in paragraph 2.1 by the number of Acquiring Fund Shares issued in accordance with paragraph 2.2.

     2.4. Valuation Date. The share transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date and only requests for the redemption of shares of the Acquired Fund received in proper form prior to the close of regular trading on the NYSE on the Valuation Date shall be accepted by the Acquired Fund. Redemption requests thereafter received by the Acquired Fund shall be deemed to be redemption requests for the Acquiring Fund Shares (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Acquired Fund Shareholders under this Agreement.

     2.5. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by The Vanguard Group, Inc. (“VGI”).

3. CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be July 21, 2017, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4 p.m., Eastern time. The Closing shall be held at the offices of the Trust, 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, or at such other place and time as the parties shall mutually agree.

     3.2. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Trust’s officers, accurate appraisal of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3. The Trust shall direct the Custodian for the Acquired Fund (“Custodian”) to deliver, at the Closing, a certificate of an authorized officer stating that the assets shall have been delivered in proper form to the Acquiring Fund on or within two business days of the Closing Date. The Acquired Fund’s portfolio securities that are represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund.

     3.4. The Trust, on behalf of the Acquired Fund, shall deliver to the Trust, on behalf of the Acquiring Fund, at the Closing a list of the names and addresses of each shareholder of the Acquired Fund and the number of outstanding shares owned by each shareholder, all as of the Closing Date, certified by the Trust’s Secretary or Assistant Secretary. The Trust, on behalf of the Acquiring Fund, shall cause VGI to deliver at the Closing a certificate as to the opening of accounts in the shareholders’ names on the Acquiring Fund’s share transfer books. The Trust, on behalf of the Acquiring Fund, shall issue and deliver a confirmation to the Trust, on behalf of the Acquired Fund, evidencing the Acquiring Fund Shares to be credited to the Acquired Fund on the Closing Date or provide evidence satisfactory to the Trust, on behalf of the Acquired Fund, that such shares have been credited to the Acquired Fund’s account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

     3.5. The Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, shall each deliver to the other at the Closing a certificate executed in its name by an authorized officer and in form and substance satisfactory to the recipient and dated the Closing Date to the effect that the representations and warranties it made in this Agreement are true and correct as of the Closing Date except that they may be affected by the transactions contemplated by this Agreement.

4. REPRESENTATIONS AND WARRANTIES

     4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that for each taxable year of operation since inception (including the taxable year that includes the Closing Date) the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has computed its federal income tax in a manner consistent with that election. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that on or before the Closing Date the Acquired Fund will have distributed to its shareholders an amount intended to equal all of its current and accumulated investment company taxable income and net realized capital gain, including any such income or gain accruing through the Closing Date.

     4.2. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that the current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     4.3. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that the financial statements of the Acquired Fund as of and for the year ended September 30, 2016, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. Such statements are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which are available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

     4.4. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that since September 30, 2016, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph 4.4, a decline in net asset value per share of Acquired Fund shares because of declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

     4.5. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that on the Closing Date all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

     4.6. The Trust, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, that: (a) the Trust has been duly formed and is in good standing under the laws of the State of Delaware; (b) the Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Trust on behalf of the Acquired Fund; and (c) the Agreement is enforceable against the Trust, on behalf of the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

     4.7. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, that for each taxable year of the Acquiring Fund’s operation since inception (including the taxable year including the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has computed its federal income taxes in a manner consistent with that election, and intends to so qualify and elects to be treated as such each taxable year following the Reorganization.

     4.8. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, that the current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     4.9. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, that the financial statements of the Acquiring Fund as of and for the year ended September 30, 2016, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which are available to the Acquired Fund) present fairly, in all material respects, the financial condition of the

Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

     4.10.The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, that since September 30, 2016, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph 4.10, a decline in net asset value per share of the Acquiring Fund’s shares because of declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

     4.11.The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, that on the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     4.12.The Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, that: (a) the Trust has been duly formed and is validly existing and in good standing under the laws of the State of Delaware; (b) the Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquiring Fund and constitutes a valid and legally binding obligation of the Trust on behalf of the Acquiring Fund; and (c) the Agreement is enforceable against the Trust, on behalf of the Acquiring Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and laws of general applicability relating to or affecting creditors’ rights and to general equity principles.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund will each operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distributions that may be advisable.

     5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.3 The Acquired Fund will distribute to its shareholders on or before the Closing Date an amount intended to equal all of its current or accumulated investment company taxable income and realized net capital gain, including any such income or gain accruing through the Closing Date.

     5.4 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     6.1 The Board of Trustees of the Trust shall have determined in good faith that (a) participating in the transaction is in the best interest of the Acquiring Fund and the Acquired Fund, respectively, and (b) the interests of existing shareholders of the Acquiring Fund and the Acquired Fund, respectively, will not be diluted as a result of its effecting the transaction.

     6.2 On the Closing Date, no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     6.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     6.4 The Acquiring Fund’s registration statement relating to the shares to be issued in connection with the transactions contemplated by this Agreement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and 6.5 The parties shall have received the opinion of counsel addressed to the Trust, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations:

     6.5.1The acquisition by the Acquiring Fund of substantially all of the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund followed by the distribution of the Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code.

     6.5.2The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

     6.5.3The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

     6.5.4The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares.

     6.5.5The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

     6.5.6The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the transaction will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

     6.5.7The Acquired Fund Shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for Acquired Fund shares.

     6.5.8The basis of the Acquiring Fund Shares received by an Acquired Fund Shareholder in the transaction will be the same as the basis of the Acquired Fund shares surrendered by the Acquired Fund Shareholder in exchange therefor.

     6.5.9An Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund Shareholder in the transaction will include the holding period during which the Acquired Fund Shareholder held Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund Shareholder held such shares as a capital asset on the date of Reorganization.

     6.5.10Pursuant to Section 381 of the Code and Section 1.381(a)-1 of the United States Treasury regulations, the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the United States Treasury regulations promulgated thereunder.

     6.6 All representations and warranties of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

     6.7 The Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, on or before the Closing Date.

7. BROKERAGE FEES AND EXPENSES

     7.1 The Acquiring Fund and the Acquired Fund each represent and warrant to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     7.2 Each party to this Agreement shall bear its own expenses in connection with carrying out the terms of this Agreement.

8. TERMINATION

This Agreement may be terminated by the mutual agreement of the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund. In addition, this Agreement may be terminated as follows at or prior to the Closing Date:

     (a) the Trust, on behalf of the Acquired Fund, may terminate this Agreement as it pertains to the Acquired Fund by resolution of the Board of Trustees of the Trust if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of the Acquired Fund or the shareholders of the Acquired Fund.

     (b) the Trust, on behalf of the Acquiring Fund, may terminate this Agreement as it pertains to the Acquiring Fund by resolution of the Board of Trustees of the Trust if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of the Acquiring Fund or the shareholders of the Acquiring Fund.

9. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund.

10. ENTIRE AGREEMENT; TERMINATION OF WARRANTIES

     10.1 The Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty, or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. Notwithstanding the foregoing sentence, the covenants to be performed after the Closing shall survive the Closing.

11. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY; COUNTERPARTS

     11.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     11.2 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     11.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.4 All persons dealing with the Trust on behalf of the Acquiring Fund must look solely to the property of the Acquiring Fund for the enforcement of any claims as none of its trustees, officers, agents, or shareholders assume any personal liability for obligations entered into on behalf of the Acquiring Fund. No series of the Trust shall be liable for any claims against any other series of the Trust. The Acquired Fund and VGI specifically acknowledge and agree that any liability of the Trust under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund and that no other series of the Trust shall be liable with respect thereto.

     11.5 All persons dealing with the Trust on behalf of the Acquired Fund must look solely to the property of the Acquired Fund for the enforcement of any claims as none of the trustees, officers, agents, or shareholders assume any personal liability for obligations entered into on behalf of the Acquired Fund. No series of the Trust shall be liable for any claims against any other series of the Trust. The Acquiring Fund and VGI specifically acknowledge and agree that any liability of the Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund and that no other series of the Trust shall be liable with respect thereto.

     11.6 This Agreement may be executed in one or more counterparts, all of which counterparts shall together constitute one and the same agreement.

***************

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

ATTEST	VANGUARD CHESTER FUNDS
ACTING ON BEHALF OF ITS SERIES
VANGUARD INSTITUTIONAL TARGET

RETIREMENT 2010 FUND
Name: Anne E. Robinson	Name: F. William McNabb III
Title: Secretary	Title: President and Chief Executive
Officer

ATTEST	VANGUARD CHESTER FUNDS
ACTING ON BEHALF OF ITS SERIES
VANGUARD INSTITUTIONAL TARGET
RETIREMENT INCOME FUND

____________________________________
Name: Anne E. Robinson
Title: Secretary

_________________________________________
Name: F. William McNabb III
Title: President and Chief Executive Officer

APPENDIX B

Vanguard Institutional Target Retirement Funds
Prospectus

January 27, 2017

Institutional Shares
Vanguard Institutional Target Retirement Income Fund Institutional Shares (VITRX)
Vanguard Institutional Target Retirement 2010 Fund Institutional Shares (VIRTX)
Vanguard Institutional Target Retirement 2015 Fund Institutional Shares (VITVX)
Vanguard Institutional Target Retirement 2020 Fund Institutional Shares	(VITWX)
Vanguard Institutional Target Retirement 2025 Fund Institutional Shares	(VRIVX)
Vanguard Institutional Target Retirement 2030 Fund Institutional Shares	(VTTWX)
Vanguard Institutional Target Retirement 2035 Fund Institutional Shares	(VITFX)
Vanguard Institutional Target Retirement 2040 Fund Institutional Shares	(VIRSX)
Vanguard Institutional Target Retirement 2045 Fund Institutional Shares	(VITLX)
Vanguard Institutional Target Retirement 2050 Fund Institutional Shares	(VTRLX)
Vanguard Institutional Target Retirement 2055 Fund Institutional Shares	(VIVLX)
Vanguard Institutional Target Retirement 2060 Fund Institutional Shares	(VILVX)

This prospectus contains financial data for the Funds through the fiscal year ended September 30, 2016.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Vanguard Fund Summaries		More on the Funds	131
Institutional Target Retirement Income Fund	57	The Funds and Vanguard	142
Institutional Target Retirement 2010 Fund	63	Investment Advisor	143
Institutional Target Retirement 2015 Fund	69	Dividends, Capital Gains, and Taxes	144
Institutional Target Retirement 2020 Fund	75	Share Price	146
Institutional Target Retirement 2025 Fund	81	Financial Highlights	147
Institutional Target Retirement 2030 Fund	87	Investing With Vanguard	160
Institutional Target Retirement 2035 Fund	93	Purchasing Shares	160
Institutional Target Retirement 2040 Fund	99	Redeeming Shares	163
Institutional Target Retirement 2045 Fund	105	Exchanging Shares	167
Institutional Target Retirement 2050 Fund	111	Frequent-Trading Limitations	167
Institutional Target Retirement 2055 Fund	117	Other Rules You Should Know	169
Institutional Target Retirement 2060 Fund	123	Fund and Account Updates	173
Investing in Vanguard Institutional Target
Retirement Funds	129	Employer-Sponsored Plans	174
		Contacting Vanguard	175
		Additional Information	176
		Glossary of Investment Terms	179

Vanguard Institutional Target Retirement Income Fund

Investment Objective

The Fund seeks to provide current income and some capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Bond Market II Index Fund	37.1%
•	Vanguard Total Stock Market Index Fund	18.0%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	16.7%
•	Vanguard Total International Bond Index Fund	16.2%
•	Vanguard Total International Stock Index Fund	12.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. Because bonds and short-term investments usually are less volatile than stocks and because the Fund invests most of its assets in bonds and short-term investments, the Fund’s overall level of risk should be low to moderate.

• With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement Income Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.28% (quarter ended March 31, 2016), and the lowest return for a quarter was –1.00% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement Income Fund Institutional Shares
Return Before Taxes	5.29%	2.61%
Return After Taxes on Distributions	4.52	1.93
Return After Taxes on Distributions and Sale of Fund Shares	3.12	1.75
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.60%
MSCI US Broad Market Index	12.67	5.89
Target Income Composite Index	5.35	2.78

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2010 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Bond Market II Index Fund	36.3%
•	Vanguard Total Stock Market Index Fund	19.1%
•	Vanguard Total International Bond Index Fund	16.0%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	15.8%
•	Vanguard Total International Stock Index Fund	12.8%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 68% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• With approximately 32% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2010 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.20% (quarter ended March 31, 2016), and the lowest return for a quarter was –0.98% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2010 Fund Institutional Shares
Return Before Taxes	5.31%	2.37%
Return After Taxes on Distributions	4.63	1.77
Return After Taxes on Distributions and Sale of Fund Shares	3.14	1.60
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.60%
MSCI US Broad Market Index	12.67	5.89
Target 2010 Composite Index	5.44	2.57

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2015 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Bond Market II Index Fund	30.8%
•	Vanguard Total Stock Market Index Fund	27.6%
•	Vanguard Total International Stock Index Fund	18.4%
•	Vanguard Total International Bond Index Fund	13.5%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	9.7%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 54% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• With approximately 46% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite bond/stock index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2015 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.74% (quarter ended September 30, 2016), and the lowest return for a quarter was –0.47% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2015 Fund Institutional Shares
Return Before Taxes	6.27%	2.31%
Return After Taxes on Distributions	5.58	1.70
Return After Taxes on Distributions and Sale of Fund Shares	3.74	1.58
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.60%
MSCI US Broad Market Index	12.67	5.89
Target 2015 Composite Index	6.40	2.54

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2020 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	34.4%
•	Vanguard Total Bond Market II Index Fund	28.3%
•	Vanguard Total International Stock Index Fund	22.8%
•	Vanguard Total International Bond Index Fund	12.3%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	2.2%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 57% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 43% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2020 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.31% (quarter ended September 30, 2016), and the lowest return for a quarter was –0.19% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2020 Fund Institutional Shares
Return Before Taxes	7.04%	2.35%
Return After Taxes on Distributions	6.37	1.74
Return After Taxes on Distributions and Sale of Fund Shares	4.22	1.63
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2020 Composite Index	7.17	2.62

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2025 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	38.9%
•	Vanguard Total International Stock Index Fund	26.1%
•	Vanguard Total Bond Market II Index Fund	24.4%
•	Vanguard Total International Bond Index Fund	10.6%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 65% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 35% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2025 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 3.70% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.15% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2025 Fund Institutional Shares
Return Before Taxes	7.56%	2.26%
Return After Taxes on Distributions	6.90	1.67
Return After Taxes on Distributions and Sale of Fund Shares	4.54	1.58
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2025 Composite Index	7.67	2.53

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2030 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	43.6%
•	Vanguard Total International Stock Index Fund	29.1%
•	Vanguard Total Bond Market II Index Fund	19.0%
•	Vanguard Total International Bond Index Fund	8.3%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 73% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 27% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2030 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.09% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.44% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2030 Fund Institutional Shares
Return Before Taxes	7.97%	2.05%
Return After Taxes on Distributions	7.34	1.49
Return After Taxes on Distributions and Sale of Fund Shares	4.80	1.45
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2030 Composite Index	8.11	2.39

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2035 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	48.3%
•	Vanguard Total International Stock Index Fund	31.9%
•	Vanguard Total Bond Market II Index Fund	13.9%
•	Vanguard Total International Bond Index Fund	5.9%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds usually are less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 80% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 20% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2035 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.39% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.83% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2035 Fund Institutional Shares
Return Before Taxes	8.39%	1.89%
Return After Taxes on Distributions	7.79	1.35
Return After Taxes on Distributions and Sale of Fund Shares	5.06	1.35
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2035 Composite Index	8.55	2.23

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2040 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	52.7%
•	Vanguard Total International Stock Index Fund	35.0%
•	Vanguard Total Bond Market II Index Fund	8.6%
•	Vanguard Total International Bond Index Fund	3.7%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 88% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 12% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2040 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.74% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.86% (quarter ended March 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2040 Fund Institutional Shares
Return Before Taxes	8.81%	1.67%
Return After Taxes on Distributions	8.23	1.17
Return After Taxes on Distributions and Sale of Fund Shares	5.33	1.21
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2040 Composite Index	8.98	2.07

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2045 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	54.1%
•	Vanguard Total International Stock Index Fund	35.9%
•	Vanguard Total Bond Market II Index Fund	7.0%
•	Vanguard Total International Bond Index Fund	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in any one country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2045 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.85% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.80% (quarter ended March 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2045 Fund Institutional Shares
Return Before Taxes	8.94%	1.76%
Return After Taxes on Distributions	8.38	1.26
Return After Taxes on Distributions and Sale of Fund Shares	5.41	1.28
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2045 Composite Index	9.13	2.16

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2050 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	54.0%
•	Vanguard Total International Stock Index Fund	35.8%
•	Vanguard Total Bond Market II Index Fund	7.2%
•	Vanguard Total International Bond Index Fund	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2050 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.79% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.86% (quarter ended March 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2050 Fund Institutional Shares
Return Before Taxes	8.95%	1.76%
Return After Taxes on Distributions	8.40	1.27
Return After Taxes on Distributions and Sale of Fund Shares	5.40	1.28
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2050 Composite Index	9.13	2.16

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2055 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	54.0%
•	Vanguard Total International Stock Index Fund	36.0%
•	Vanguard Total Bond Market II Index Fund	7.0%
•	Vanguard Total International Bond Index Fund	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2055 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.79% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.86% (quarter ended March 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2055 Fund Institutional Shares
Return Before Taxes	8.94%	1.75%
Return After Taxes on Distributions	8.42	1.28
Return After Taxes on Distributions and Sale of Fund Shares	5.38	1.27
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2055 Composite Index	9.13	2.16

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2060 Fund

Investment Objective

The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.10%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses of the Fund and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2016, the Fund’s asset allocation among the underlying funds was as follows:

•	Vanguard Total Stock Market Index Fund	54.1%
•	Vanguard Total International Stock Index Fund	35.9%
•	Vanguard Total Bond Market II Index Fund	7.0%
•	Vanguard Total International Bond Index Fund	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

Principal Risks

The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks usually are more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk should be lower than that of funds investing entirely in stocks.

• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of companies in a particular country or region; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund in its first full calendar year. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2060 Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.85% (quarter ended September 30, 2016), and the lowest return for a quarter was 0.80% (quarter ended March 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2016
		Since
		Inception
		(Jun. 26,
	1 Year	2015)
Vanguard Institutional Target Retirement 2060 Fund Institutional Shares
Return Before Taxes	8.94%	1.74%
Return After Taxes on Distributions	8.42	1.26
Return After Taxes on Distributions and Sale of Fund Shares	5.38	1.26
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
MSCI US Broad Market Index	12.67%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65	2.60
Target 2060 Composite Index	9.13	2.16

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.

Purchase and Sale of Fund Shares

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $100 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how to participate in your plan.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Investing in Vanguard Institutional Target Retirement Funds

This prospectus provides information about the Vanguard Institutional Target Retirement Funds, a group of mutual funds that separately invest in up to five other Vanguard stock and bond mutual funds. Because the Funds invest in other funds, rather than in individual securities, each Fund is considered a “fund of funds.”

Each Institutional Target Retirement Fund is designed to provide an investment portfolio for investors who would rather use asset allocations developed by Vanguard than try to build their own retirement investment portfolios. The Funds are constructed based on our investment experience that, over the long term, stocks generally provide greater growth opportunities and greater risk than bonds, and bonds generally provide more income and lower volatility than stocks. The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund would retire and leave the workforce. The year-specific Institutional Target Retirement Funds strive to produce more income and lower volatility as the target year approaches.

The Institutional Target Retirement Funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund name. That will depend on the amount of money you have invested in your Institutional Target Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Once you determine your expected retirement year, you can consider choosing an Institutional Target Retirement Fund close to that date. As the target year approaches, the Funds’ asset allocations begin to shift their emphasis away from stocks and toward bond investments to help provide more income and help reduce volatility. The Institutional Target Retirement Income Fund is intended for investors currently in retirement, and its asset allocation is expected to remain stable over time. Because we anticipate that you will live for many years after you retire, the Institutional Target Retirement Funds will continue to have significant investments in stocks even as you approach, and then begin, retirement.

The asset allocations Vanguard has selected for the Institutional Target Retirement Funds are based on our investment experience and are geared to the average investor. If you wish to take on less (or more) risk, you can do so by selecting Institutional Target Retirement Funds with target dates earlier (or later) than your expected retirement date.

Vanguard may change the selection of underlying funds or the allocation of assets to those funds at any time without prior notice to shareholders.

A Similar But Distinct Group of Vanguard Funds

The Funds offered by this prospectus should not be confused with the Vanguard Target Retirement Funds, a separate group of Vanguard funds of funds. Although the Vanguard Institutional Target Retirement Funds offer lower expenses, investors should not necessarily expect these Funds to outperform the Vanguard Target Retirement Funds over any particular period of time. To obtain a prospectus for the Vanguard Target Retirement Funds, please call 800-662-7447.

Plain Talk About Fund of Funds

The term “fund of funds” is used to describe a mutual fund that pursues its objective by investing in other mutual funds. A fund of funds may charge for its own direct expenses, in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. A fund of funds is best suited for long-term investors.

More on the Funds

This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

Plain Talk About Costs of Investing

Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund‘s performance.

The following sections explain the principal investment strategies and policies that each Fund uses in pursuit of its objective. The Funds‘ board of trustees, which oversees each Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. As “funds of funds,” the Institutional Target Retirement Funds achieve their investment objectives by investing in other Vanguard mutual funds. Through its investments in underlying funds, each Institutional Target Retirement Fund indirectly owns a diversified portfolio of stocks and bonds.

Asset Allocation Framework

Asset allocation—that is, dividing your investment among stocks, bonds, and short-term investments—is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Institutional Target Retirement Funds are designed to provide you with a single Fund whose asset allocation changes over time and becomes more conservative as you approach retirement, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase.

The following table shows the targeted asset allocation for each Fund.

	Institutional Target Retirement Fund
Underlying Vanguard Fund	Income	2010	2015	2020	2025	2030
Total Stock Market Index*	18.0%	19.2%	27.8%	34.5%	39.4%	43.9%
Total International Stock Index**	12.0	12.9	18.6	23.0	26.2	29.2
Total Bond Market II Index**	37.2	36.4	30.8	28.3	24.1	18.8
Total International Bond Index***	16.0	15.6	13.2	12.2	10.3	8.1
Short-Term Inflation-Protected
Securities Index***	16.8	15.9	9.6	2.0	0	0
	Institutional Target Retirement Fund
Underlying Vanguard Fund	2035	2040	2045	2050	2055	2060
Total Stock Market Index*	48.3%	52.8%	54.0%	54.0%	54.0%	54.0%
Total International Stock Index**	32.3	35.3	36.0	36.0	36.0	36.0
Total Bond Market II Index**	13.6	8.3	7.0	7.0	7.0	7.0
Total International Bond Index***	5.8	3.6	3.0	3.0	3.0	3.0
* Institutional Shares
**Investor Shares
*** Admiral Shares

Share class changes may be made without prior notice to shareholders.

The Funds’ advisor allocates each Fund’s assets among the underlying funds based on its investment objective and policies. The asset allocation for each Fund (other than the Institutional Target Retirement Income Fund) will change over time as the date indicated in the Fund’s name draws closer. Once a Fund’s asset allocation is similar to that of the Institutional Target Retirement Income Fund, the Fund’s board of trustees may approve combining the Fund with the Institutional Target Retirement Income Fund. The board will grant such approval if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the Institutional Target Retirement Income Fund. Shareholders will be notified prior to such a combination. We expect these combinations to occur within seven years after the year indicated in the Fund’s name.

The following chart shows how we expect the asset allocations for the Funds to change over time. The actual asset allocations may differ from this chart.

An example of how fund asset allocations change over time
				100%

				50%
	Years To Retirement Years After Retirement
				0%
50	25	0		–25

	50 Years Before	25 Years Before	At	25 Years After
	Retirement	Retirement	Retirement	Retirement
Stocks	90%	90%	50%	30%
Fixed Income	10%	10%	50%	70%

The Funds’ investments in the underlying funds may be affected by a variety of factors. For example, an underlying fund may stop accepting or may limit additional investments, forcing the Institutional Target Retirement Funds to invest in a different underlying fund.

Stocks

By owning shares of other Vanguard funds, each Institutional Target Retirement Fund indirectly invests, to varying degrees, in U.S. stocks, with an emphasis on large-cap stocks. To a lesser extent, each Fund also invests in funds that own mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Each Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

To illustrate the volatility of stock prices, the following table shows the best, worst, and average annual total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, a widely used barometer of U.S. stock market activity. Total returns consist of dividend income plus change in market price. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

U.S. Stock Market Returns
(1926–2016)
	1 Year	5 Years	10 Years	20 Years
Best	54.2%	28.6%	19.9%	17.8%
Worst	–43.1	–12.4	–1.4	3.1
Average	11.9	10.1	10.3	11.0

The table covers all of the rolling 1-, 5-, 10-, and 20-year periods from 1926 through 2016. You can see, for example, that although the average annual return on common stocks for all of the 5-year periods was 10.1%, average annual returns for individual 5-year periods ranged from –12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average annual returns reflect past performance of common stocks; you should not regard them as an indication of future performance of either the stock market as a whole or the Funds in particular.

Through investments in one underlying fund (Vanguard Total Stock Market Index Fund), each Fund indirectly holds a representative sample of the stocks that make up the CRSP US Total Market Index, which measures the investment return of the overall U.S. stock market.

Keep in mind that a portion of the market value of the CRSP US Total Market Index (approximately 21% as of September 30, 2016) is made up of securities not included in the S&P 500 Index. These securities are overwhelmingly mid- and small-cap stocks. Historically, mid- and small-cap stocks have been more volatile than—and at times have performed quite differently from—large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make mid-size and small companies more sensitive to economic conditions, leading to less certain growth and dividend prospects.

As of September 30, 2016, the stocks in the underlying domestic equity fund had an asset-weighted median market capitalization exceeding $53.2 billion. The stocks in the underlying international equity fund had an asset-weighted median market capitalization exceeding $22 billion.

By owning shares of Vanguard Total International Stock Index Fund, each Fund is subject to country/regional risk and currency risk.

Each Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a portion of its assets in securities located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investment in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

Plain Talk About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments are not subject to the same accounting, auditing, legal, tax, and financial-reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

Bonds

By owning shares of Vanguard Total Bond Market II Index Fund, each Institutional Target Retirement Fund indirectly invests, to varying degrees, in government and corporate bonds, as well as in mortgage-backed and asset-backed securities. Through their investments in Vanguard Short-Term Inflation-Protected Securities Index Fund, the Institutional Target Retirement Income, Institutional Target Retirement 2010, Institutional Target Retirement 2015, and Institutional Target Retirement 2020 Funds also invest in inflation-protected bonds.

Plain Talk About Inflation-Indexed Securities

Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security
(IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature, given that inflation has typically occurred. However, there have been periods of deflation, such as in 1954 when the Consumer Price Index (CPI) declined by 0.7%. (Source: Bureau of Labor
Statistics.) Importantly, in the event of deflation, the U.S. Treasury has guaranteed that it will repay at least the face value of an IIS issued by the U.S. government.
However, if an IIS is purchased by a fund at a premium, deflation could cause a fund to experience a loss.

Inflation measurement and adjustment for an IIS have two important features.
There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects IIS valuations throughout the month of March. In addition, the inflation index used is the nonseasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the nonseasonally adjusted index can cause a fund’s income level to fluctuate.

Each Fund is subject to interest rate risk, which is the chance that bond prices will decline because of rising interest rates.

Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates.

Plain Talk About Bonds and Interest Rates

As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4%
yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price. On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4%
bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities—such as those guaranteed by the Government National Mortgage Association—as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk—
the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this prepayment possibility, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity. In contrast, when interest rates rise, prepayments tend to slow down, subjecting mortgage-backed securities to extension risk—the possibility that homeowners will prepay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by a fund and delay the fund’s ability to reinvest proceeds at higher interest rates.

Plain Talk About Inflation-Indexed Securities and Interest Rates

Interest rates on conventional bonds have two primary components: a “real”
yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on an IIS are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real rates to influence the price of an IIS. A rise in real rates will cause the price of an IIS to fall, while a decline in real rates will boost the price of an IIS.

Changes in interest rates can affect bond income as well as bond prices.

Each Fund is subject to income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. A fund holding bonds will experience a decline in income when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds.

The Institutional Target Retirement Income, Institutional Target Retirement 2010, Institutional Target Retirement 2015, and Institutional Target Retirement 2020 Funds are also subject to income fluctuations through their investments in Vanguard Short-Term Inflation-Protected Securities Index Fund. The quarterly income distributions of Vanguard Short-Term Inflation-Protected Securities Index Fund are likely to fluctuate considerably more than income distributions of a typical bond fund because of changes in inflation.

Each Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.

For mortgage-backed securities, the risk that borrowers (e.g., homeowners) may refinance their mortgages at lower interest rates is known as prepayment risk.

Because Vanguard Total Bond Market II Index Fund invests only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for each Fund should be low to moderate.

Each Fund is subject to credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return.

The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk for each Fund should be low.

To a limited extent, the Funds are also indirectly exposed to event risk, which is the chance that corporate fixed income securities held by the underlying funds will suffer a substantial decline in credit quality and market value because of a corporate restructuring.

By owning shares of Vanguard Total International Bond Index Fund, each Institutional Target Retirement Fund is subject to risks associated with investments in currency-hedged foreign bonds.

Each Fund is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposure.

Security Selection

Each Fund seeks to achieve its objective by investing in up to five underlying Vanguard funds, which are briefly described in the following paragraphs.

• Vanguard Total Stock Market Index Fund seeks to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics.

• Vanguard Total International Stock Index Fund seeks to track the performance of the FTSE Global All Cap ex US Index, a float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes approximately 5,788 stocks of companies located in 46 countries. The Index is most heavily weighted in Japan, the United Kingdom, Canada, France, and Switzerland.

• Vanguard Total Bond Market II Index Fund seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index by investing in a representative sample of bonds included in the Index. The Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

• Vanguard Total International Bond Index Fund seeks to track the performance of the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than 1 year. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund will attempt to hedge its foreign currency exposure.

• Vanguard Short-Term Inflation-Protected Securities Index Fund seeks to track the performance of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0–5 Year Index, a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally does not exceed 3 years.

Each Institutional Target Retirement Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.

Other Investment Policies and Risks

Each underlying fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index (such as the S&P 500 Index), or a reference rate (such as LIBOR). Investments in derivatives may subject the funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Cash Management

Each Fund‘s daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a Vanguard CMT Fund.

To put cash flow to work as soon as possible, and thereby capture as much of the market’s return as possible, each Fund reserves the right to invest in shares of Vanguard Total Stock Market ETF, Vanguard Total International Stock ETF, Vanguard Total Bond Market ETF, Vanguard Short-Term Inflation-Protected Securities ETF, and Vanguard Total International Bond ETF, as applicable (each provides returns similar to the returns of its corresponding market segment). The Funds’ advisor may purchase ETF Shares when large cash inflows come into a Fund too late in the day to invest the cash, on a same-day basis, in shares of the underlying Vanguard funds that serve as the Fund’s primary investments. These cash-flow situations will arise infrequently, and the period of holding the ETF Shares will be short—in most cases, one day. (Vanguard does not receive duplicate management fees when Fund assets are invested in ETF Shares.)

Frequent Trading or Market-Timing

Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to Vanguard ETF® Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.

• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.

• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.

Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with Vanguard if you are a market-timer.

Turnover Rate

Although each Fund generally seeks to invest for the long term, a Fund may sell shares of the underlying funds regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for each Fund. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced shares of the underlying funds valued at 100% of its net assets within a one-year period.

The Funds and Vanguard

Each Fund is a member of The Vanguard Group, a family of more than 190 mutual funds holding assets of approximately $3.5 trillion. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.

Vanguard Marketing Corporation provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.

According to an agreement applicable to the Institutional Target Retirement Funds and Vanguard, the Funds’ direct expenses will be offset by Vanguard for (1) the Funds’ contributions to the costs of operating the underlying Vanguard funds in which the Institutional Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation.

The Funds’ trustees believe that the offsets should be sufficient to cover most, if not all, of the direct expenses incurred by the Funds. As a result, each Fund is expected to operate at a very low or zero direct expense ratio. Since their inceptions, the Funds, in fact, have incurred no direct net expenses. Although the Institutional Target Retirement Funds are not expected to incur any net expenses directly, the Funds’ shareholders indirectly bear the expenses of the underlying Vanguard funds.

Plain Talk About Vanguard’s Unique Corporate Structure

The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds.
Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company’s stock. The management fees charged by these companies include a profit component over and above the companies’ cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds’ expenses low.

Investment Advisor

The Vanguard Group, Inc. (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Equity Index Group. Vanguard also serves as investment advisor for each of the underlying funds. As of September 30, 2016, Vanguard served as advisor for approximately $2.9 trillion in assets.

For a discussion of why the board of trustees approved each Fund’s investment advisory arrangement, see the most recent semiannual reports to shareholders covering the fiscal period ended March 31.

The managers primarily responsible for the day-to-day management of the Funds are:

William Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006 and has co-managed the Funds since their inceptions in 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, and has co-managed the Funds since their inceptions in 2015. Education: B.A., Arcadia University; M.B.A., Villanova University.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

Dividends, Capital Gains, and Taxes

Fund Distributions

Each Fund distributes to shareholders virtually all of its net income as well as any net short-term or long-term capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. Income dividends for the Institutional Target Retirement Income Fund generally are distributed quarterly in March, June, September, and December; income dividends for the other Institutional Target Retirement Funds generally are distributed annually in December. Capital gains distributions, if any, generally occur annually in December. In addition, each Fund may occasionally make a supplemental distribution at some other time during the year.

You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.

Basic Tax Points

Investors in taxable accounts should be aware of the following basic federal income tax points:

• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.

• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the Fund.

• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

• Capital gains distributions may vary considerably from year to year as a result of the Funds‘ normal investment activities and cash flows.

• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.

Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.

Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.

Plain Talk About Buying a Dividend

Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on
December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares
x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

  Provide your correct taxpayer identification number.
  Certify that the taxpayer identification number is correct.
  Confirm that you are not subject to backup withholding.

Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Funds offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the Non-U.S. Investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.

Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of each Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares. The underlying Vanguard funds in which the Funds invest also do not calculate their NAV on days when the NYSE is closed, but the value of their assets may be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

Each Fund’s NAV is calculated based upon the values of the underlying mutual funds in which the Fund invests. The values of the mutual fund shares held by a Fund are based on the NAVs of the shares. The values of any ETF shares or institutional money market fund shares held by a Fund are based on the market value of the shares. The prospectuses for the underlying funds explain the circumstances under which those funds will use fair-value pricing and the effects of doing so.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports—along with each Fund’s financial statements—are included in the Funds‘ most recent annual reports to shareholders. You may obtain a free copy of the latest annual or semiannual reports by visiting vanguard.com or by contacting Vanguard by telephone or mail.

Plain Talk About How to Read the Financial Highlights Tables

This explanation uses the Institutional Target Retirement Income Fund as an example. The Fund began fiscal year 2016 with a net asset value (share price) of
$19.46 per share. During the year, the Fund earned $0.341 per share from investment income, $0.01 per share in capital gain distributions received, and
$1.127 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.338 per share in the form of dividend and capital gains distributions. A portion of each year’s distributions may come from the prior year’s income or capital gains.

The share price at the end of the year was $20.60, reflecting earnings of $1.478 per share and distributions of $0.338 per share. This was an increase of $1.14 per share (from $19.46 at the beginning of the year to $20.60 at the end of the year).
For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 7.66% for the year.

As of September 30, 2016, the Fund had approximately $2 billion in net assets.
For the year, its acquired fund fees and expenses were 0.09%, and its net investment income amounted to 1.83% of its average net assets. The Fund sold and replaced securities valued at 7% of its net assets.

Institutional Target Retirement Income Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$19.46	$20.00
Investment Operations
Net Investment Income	.341	.111[2]
Capital Gain Distributions Received	.010	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.127	(.599)
Total from Investment Operations	1.478	(.488)
Distributions
Dividends from Net Investment Income	(.337)	(.052)
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.338)	(.052)
Net Asset Value, End of Period	$20.60	$19.46
Total Return	7.66%	–2.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,031	$843
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.09%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	1.83%	1.99%[3]
Portfolio Turnover Rate	7%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2010 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$19.40	$20.00
Investment Operations
Net Investment Income	.376 [2]	.115[2]
Capital Gain Distributions Received	.009 [2]	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.134	(.715)
Total from Investment Operations	1.519	(.600)
Distributions
Dividends from Net Investment Income	(.136)	—
Distributions from Realized Capital Gains	(.003)	—
Total Distributions	(.139)	—
Net Asset Value, End of Period	$20.78	$19.40
Total Return	7.87%	–3.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,838	$785
Ratio of Total Expenses to Average
Net Assets	—	—
Acquired Fund Fees and Expenses	0.09%	0.10%[3]
Ratio of Net Investment Income to
Average Net Assets	1.86%	2.02%[3]
Portfolio Turnover Rate	8%	3%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2015 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$19.06	$20.00
Investment Operations
Net Investment Income	.345	.124[2]
Capital Gain Distributions Received	.008	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.380	(1.064)
Total from Investment Operations	1.733	(.940)
Distributions
Dividends from Net Investment Income	(.152)	—
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.153)	—
Net Asset Value, End of Period	$20.64	$19.06
Total Return	9.14%	–4.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,023	$2,790
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.09%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	2.04%	2.21%[3]
Portfolio Turnover Rate	10%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2020 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.84	$20.00
Investment Operations
Net Investment Income	.444[2]	.138[2]
Capital Gain Distributions Received	.007[2]	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.453	(1.298)
Total from Investment Operations	1.904	(1.160)
Distributions
Dividends from Net Investment Income	(.162)	—
Distributions from Realized Capital Gains	(.002)	—
Total Distributions	(.164)	—
Net Asset Value, End of Period	$20.58	$18.84
Total Return	10.16%	–5.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,613	$4,835
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	2.25%	2.48%[3]
Portfolio Turnover Rate	5%	2%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2025 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.65	$20.00
Investment Operations
Net Investment Income	.452[2]	.140[2]
Capital Gain Distributions Received	.006[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	1.538	(1.490)
Total from Investment Operations	1.996	(1.350)
Distributions
Dividends from Net Investment Income	(.165)	—
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.166)	—
Net Asset Value, End of Period	$20.48	$18.65
Total Return	10.76%	–6.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,626	$5,362
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.30%	2.52%[3]
Portfolio Turnover Rate	4%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2030 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.45	$20.00
Investment Operations
Net Investment Income	.455[2]	.145[2]
Capital Gain Distributions Received	.004[2]	—
Net Realized and Unrealized Gain (Loss) on Investments	1.615	(1.695)
Total from Investment Operations	2.074	(1.550)
Distributions
Dividends from Net Investment Income	(.163)	—
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.164)	—
Net Asset Value, End of Period	$20.36	$18.45
Total Return	11.30%	-7.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,486	$4,431
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.34%	2.64%[3]
Portfolio Turnover Rate	3%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2035 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.27	$20.00
Investment Operations
Net Investment Income	.457[2]	.142[2]
Capital Gain Distributions Received	.003	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.664	(1.872)
Total from Investment Operations	2.124	(1.730)
Distributions
Dividends from Net Investment Income	(.164)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.164)	—
Net Asset Value, End of Period	$20.23	$18.27
Total Return	11.68%	–8.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,702	$4,037
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	2.37%	2.62%[3]
Portfolio Turnover Rate	2%	0%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2040 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.08	$20.00
Investment Operations
Net Investment Income	.461[2]	.151[2]
Capital Gain Distributions Received	.002[2]	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.718	(2.071)
Total from Investment Operations	2.181	(1.920)
Distributions
Dividends from Net Investment Income	(.161)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.161)	—
Net Asset Value, End of Period	$20.10	$18.08
Total Return	12.12%	–9.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,724	$3,032
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	2.62%	2.81%[3]
Portfolio Turnover Rate	0%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2045 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.07	$20.00
Investment Operations
Net Investment Income	.464[2]	.149[2]
Capital Gain Distributions Received	.002	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.736	(2.079)
Total from Investment Operations	2.202	(1.930)
Distributions
Dividends from Net Investment Income	(.162)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.162)	—
Net Asset Value, End of Period	$20.11	$18.07
Total Return	12.24%	–9.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,989	$2,317
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net
Assets	2.42%	2.79%[3]
Portfolio Turnover Rate	1%	0%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2050 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.07	$20.00
Investment Operations
Net Investment Income	.466[2]	.149[2]
Capital Gain Distributions Received	.002[2]	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.732	(2.079)
Total from Investment Operations	2.200	(1.930)
Distributions
Dividends from Net Investment Income	(.160)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.160)	—
Net Asset Value, End of Period	$20.11	$18.07
Total Return	12.23%	–9.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,329	$1,259
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net
Assets	2.43%	2.81%[3]
Portfolio Turnover Rate	1%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2055 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.08	$20.00
Investment Operations
Net Investment Income	.470[2]	.157[2]
Capital Gain Distributions Received	.001	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.718	(2.077)
Total from Investment Operations	2.189	(1.920)
Distributions
Dividends from Net Investment Income	(.158)	—
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.159)	—
Net Asset Value, End of Period	$20.11	$18.08
Total Return	12.16%	–9.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,527	$373
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	2.47%	3.05%[3]
Portfolio Turnover Rate	1%	1%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Institutional Target Retirement 2060 Fund

	Year	June 26,
	Ended	2015[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2016	2015
Net Asset Value, Beginning of Period	$18.07	$20.00
Investment Operations
Net Investment Income	.466[2]	.135[2]
Capital Gain Distributions Received	.001[2]	—
Net Realized and Unrealized Gain (Loss) on
Investments	1.729	(2.065)
Total from Investment Operations	2.196	(1.930)
Distributions
Dividends from Net Investment Income	(.165)	—
Distributions from Realized Capital Gains	(.001)	—
Total Distributions	(.166)	—
Net Asset Value, End of Period	$20.10	$18.07
Total Return	12.21%	–9.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$334	$95
Ratio of Total Expenses to Average Net Assets	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%[3]
Ratio of Net Investment Income to Average
Net Assets	2.45%	2.53%[3]
Portfolio Turnover Rate	4%	4%
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

Investing With Vanguard

This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held through a Vanguard brokerage account), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.

For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.

Purchasing Shares

Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums for Institutional Shares To open and maintain an account. $100 million.

Certain Vanguard clients may meet the minimum investment amount by aggregating separate accounts within the same Fund or across the lineup of Vanguard Institutional Target Retirement Funds and/or Vanguard Target Retirement Funds. In addition, clients may aggregate assets invested in Vanguard Target Retirement Trusts to qualify for Vanguard Institutional Target Retirement Funds for accounts that do not qualify to invest in collective investment trusts. Please contact Vanguard to determine how the Fund’s investment minimum applies to your accounts.

Vanguard may charge additional recordkeeping fees for institutional clients whose accounts are recordkept by Vanguard. Please contact your Vanguard representative to determine whether additional recordkeeping fees apply to your account.

To add to an existing account. Generally $1.

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.

Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if you are registered for online access.

By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See

Contacting Vanguard.

By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.

How to Pay for a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.

By check. You may make initial or additional purchases to your fund account by sending a check or by utilizing our mobile application if you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for Funds in this prospectus), see Additional Information.

By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See

Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the net asset value (NAV) as calculated on the trade date. NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer (not using an Automatic Investment Plan) into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan: Your trade date generally will be the date you selected for withdrawal of funds from your designated bank account. Your bank account generally will be debited on the business day after your trade date. If the date you selected for withdrawal of funds from your bank account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day. For retirement accounts, if the date you selected for withdrawal of funds from your designated bank account falls on the last business day of the year, your trade date will be the first business day of the following year. Please note that if you select the first of the month for automated withdrawals from your designated bank account, trades designated for January 1 will receive the next business day’s trade date.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.

Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler’s checks, or money orders. In addition, Vanguard may refuse “starter checks” and checks that are not made payable to Vanguard.

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.

Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.

Large purchases. Call Vanguard before attempting to invest a large dollar amount.

No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.

Online. You may request a redemption of shares or request an exchange through our website or our mobile application if you are registered for online access.

By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.

By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.

How to Receive Redemption Proceeds

By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.

By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.

By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan: Your trade date generally will be the date you selected for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you selected for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day. For retirement accounts, if the date you selected for withdrawal of funds from your Vanguard account falls on the last day of the year and if that date is a holiday, your trade date will be the first business day of the following year. Please note that if you designate the first of the month for automated withdrawals, trades designated for January 1 will receive the next business day’s trade date.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.

For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.

Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard’s policies to limit frequent trading.

Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.

Address change. If you change your address online or by telephone, there may be up to a 14-day restriction on your ability to request check redemptions online and by telephone. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.

Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.

Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.

Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.

Frequent-Trading Limitations

Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.

For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.

These frequent-trading limitations do not apply to the following:

• Purchases of shares with reinvested dividend or capital gains distributions.

• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.

• Discretionary transactions through Vanguard Asset Management Services™, Vanguard Personal Advisor Services®, and Vanguard Institutional Advisory Services®.

• Redemptions of shares to pay fund or account fees.

• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans).

• Transaction requests submitted by mail to Vanguard from shareholders who hold their accounts directly with Vanguard or through a Vanguard brokerage account. (Transaction requests submitted by fax, if otherwise permitted, are subject to the limitations.)

• Transfers and reregistrations of shares within the same fund.

• Purchases of shares by asset transfer or direct rollover.

• Conversions of shares from one share class to another in the same fund.

• Checkwriting redemptions.

• Section 529 college savings plans.

• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)

For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:

• Purchases of shares with participant payroll or employer contributions or loan repayments.

• Purchases of shares with reinvested dividend or capital gains distributions.

• Distributions, loans, and in-service withdrawals from a plan.

• Redemptions of shares as part of a plan termination or at the direction of the plan.

• Transactions executed through the Vanguard Managed Account Program.

• Redemptions of shares to pay fund or account fees.

• Share or asset transfers or rollovers.

• Reregistrations of shares.

• Conversions of shares from one share class to another in the same fund.

• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)

* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.

For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

Other Rules You Should Know

Prospectus and Shareholder Report Mailings

When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.

Vanguard.com

Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.

Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically.

If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To obtain fund and account information through Vanguard’s automated telephone service, you must first establish a Personal Identification Number (PIN) by calling Tele-Account at 800-662-6273.

Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

• Authorization to act on the account (as the account owner or by legal documentation or other means).

• Account registration and address.

• Fund name and account number, if applicable.

• Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:

• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.

• Include the fund name and account number.

• Include the amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must generally include:

• An original signature and date from the authorized person(s).

• Signature guarantees or notarized signatures, if required for the type of transaction.

(Call Vanguard for specific requirements.)

• Any supporting documentation that may be required.

Written instructions are acceptable when a Vanguard form is not applicable. The requirements vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.

Vanguard reserves the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.

Responsibility for Fraud

Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements or other information that we provide to you. It is important that you contact Vanguard immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.

Dormant Accounts

If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law.

Unusual Circumstances

If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

Investing With Vanguard Through Other Firms

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms.

Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.

Low-Balance Accounts

Each Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if Vanguard reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity Vanguard believes to be suspicious, fraudulent, or illegal. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard reasonably believes they are in the best interest of a fund.

Fund and Account Updates

Confirmation Statements

We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. If you prefer, you may request to receive monthly portfolio summaries. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.

Tax Information Statements

For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.

Annual and Semiannual Reports

We will send (or provide through our website, whichever you prefer) reports about Vanguard Institutional Target Retirement Funds twice a year, in May and November. These reports include overviews of the financial markets and provide the following specific Fund information:

  Performance assessments and comparisons with industry benchmarks.
  Financial statements with listings of Fund holdings.

Portfolio Holdings

Please consult the Funds’ Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of a Fund’s portfolio holdings.

Employer-Sponsored Plans

Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

• If you have any questions about a Fund or Vanguard, including those about a Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.

• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

• Be sure to carefully read each topic that pertains to your transactions with Vanguard.

Vanguard reserves the right to change its policies without notice to shareholders.

Transactions

Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to a Fund. Consult your recordkeeper or plan administrator for more information.

If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.

Contacting Vanguard

Web
Vanguard.com	For the most complete source of Vanguard news
For fund, account, and service information
For most account transactions
For literature requests
24 hours a day, 7 days a week

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information
Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447	For fund and service information
(Text telephone for people with hearing	For literature requests
impairment at 800-749-7273)
Client Services 800-662-2739	For account information
(Text telephone for people with hearing	For most account transactions
impairment at 800-749-7273)
Participant Services 800-523-1188	For information and services for participants in employer-
(Text telephone for people with hearing	sponsored plans
impairment at 800-749-7273)
Institutional Division	For information and services for large institutional investors
888-809-8102
Financial Advisor and Intermediary	For information and services for financial intermediaries
Sales Support 800-997-2798	including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary	For account information and trading support for financial
Trading Support 800-669-0498	intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies

Vanguard Addresses

Please be sure to use the correct address. Use of an incorrect address could delay the processing of your transaction.

Regular Mail (Individuals)	The Vanguard Group
	P.O. Box 1110
	Valley Forge, PA 19482-1110
Regular Mail (Institutions, Intermediaries, and The Vanguard Group
Employer-Sponsored Plan Participants)	P.O. Box 2900
	Valley Forge, PA 19482-2900
Registered, Express, or Overnight Mail	The Vanguard Group
	455 Devon Park Drive
	Wayne, PA 19087-1815

Additional Information

	Inception	Newspaper	Vanguard	CUSIP
	Date	Abbreviation Fund Number		Number
Institutional Target Retirement Income Fund 6/26/2015		INSTTRFINC	1673	92202E698
Institutional Target Retirement 2010 Fund	6/26/2015	INSTTRF2010	1662	92202E821
Institutional Target Retirement 2015 Fund	6/26/2015	INSTTRF2015	1663	92202E813
Institutional Target Retirement 2020 Fund	6/26/2015 INSTTRF2020		1664	92202E797
Institutional Target Retirement 2025 Fund	6/26/2015 INSTTRF2025		1665	92202E789
Institutional Target Retirement 2030 Fund	6/26/2015 INSTTRF2030		1666	92202E771
Institutional Target Retirement 2035 Fund	6/26/2015 INSTTRF2035		1667	92202E763
Institutional Target Retirement 2040 Fund	6/26/2015 INSTTRF2040		1668	92202E755
Institutional Target Retirement 2045 Fund	6/26/2015 INSTTRF2045		1669	92202E748
Institutional Target Retirement 2050 Fund	6/26/2015 INSTTRF2050		1670	92202E730
Institutional Target Retirement 2055 Fund	6/26/2015 INSTTRF2055		1671	92202E722
Institutional Target Retirement 2060 Fund	6/26/2015 INSTTRF2060		1672	92202E714

CFA® is a registered trademark owned by CFA Institute.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

London Stock Exchange Group companies include FTSE International Limited ("FTSE"), Frank Russell Company ("Russell"), MTS Next Limited ("MTS"), and FTSE TMX Global Debt Capital Markets Inc. ("FTSE TMX"). All rights reserved. "FTSE®", "Russell®", "MTS®", "FTSE TMX®" and "FTSE Russell" and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies' index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund are not sponsored, endorsed, issued, sold or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or the Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund or any owners or purchasers of the Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund or the owners of Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of the Vanguard Total Bond Market II Index Fund, Vanguard Short-Term Inflation-Protected Securities Index Fund, and Vanguard Total International Bond Index Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD TOTAL BOND MARKET II INDEX FUND, VANGUARD SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND, AND VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

©2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

Glossary of Investment Terms

Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.

Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.

Bloomberg Barclays U.S. Aggregate Bond Index. An index that is the broadest representation of the taxable U.S. bond market, including most U.S. Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody’s) and maturities of 1 year or more.

Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money the bondholder lends it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.

Capital Gains Distribution. Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Common Stock. A security representing ownership rights in a corporation.

Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.

Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.

Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.

Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower must pay a fixed, variable, or floating rate of interest.

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Fund of Funds. A mutual fund that pursues its objective by investing in other mutual funds.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.

Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”

Investment-Grade Bond. A debt security whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund’s advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.

Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

MSCI US Broad Market Index. An index that tracks virtually all stocks that trade in the U.S. stock market.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time. Net asset values (NAVs) are calculated each business day as of the close of regular trading on the NYSE. In the rare event the NYSE experiences unanticipated trade disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable), generally 4 p.m., Eastern time.

Principal. The face value of a debt instrument or the amount of money put into an investment.

Target Income Composite Index. Index derived by applying the Target Retirement Income Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for short-term reserves, the Citigroup Three-Month Treasury Bill Index through June 2, 2013; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Target 2010 Composite Index. An index derived by applying the Target Retirement 2010 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for short-term reserves, the Citigroup Three-Month Treasury Bill Index through June 2, 2013; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Target 2015 Composite Index. An index derived by applying the Target Retirement 2015 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Target 2020, 2030, 2040, and 2050 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Target 2025, 2035, and 2045 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Target 2055 Composite Index. An index derived by applying the Target Retirement 2055 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Float Adjusted Index; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Target 2060 Composite Index. An index derived by applying the Target Retirement 2060 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI ACWI ex USA IMI Index through June 2, 2013, and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the MSCI ACWI ex USA IMI Index through June 2, 2013, and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Float Adjusted Index; for international bonds, the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.

Total Return. A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

This page intentionally left blank.

Institutional Division
P.O. Box 2900
Valley Forge, PA 19482-2900

Connect with Vanguard® > vanguard.com

For More Information

If you would like more information about Vanguard Institutional Target Retirement Funds, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into (and thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit vanguard.com or contact us as follows:

If you are an individual investor:

The Vanguard Group

Investor Information Department P.O. Box 2900 Valley Forge, PA 19482-2900

Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273

If you are a client of Vanguard’s Institutional Division:

The Vanguard Group

Institutional Investor Information Department P.O. Box 2900 Valley Forge, PA 19482-2900 Telephone: 888-809-8102; Text telephone for people with hearing impairment: 800-749-7273

If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department

Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)

You can review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

Funds’ Investment Company Act file number: 811-04098

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

I 1673 012017

COMBINED INFORMATION STATEMENT/PROSPECTUS

TABLE OF CONTENTS

INTRODUCTION
Proposal Summary	COVER
OVERVIEW	7
The Proposed Reorganization	7
Investment Objectives, Strategies, and Risks of Each
Fund	8
Investment Advisor	8
Service Arrangements	9
Purchase, Redemption, Exchange, and Conversion
Information	9
Distribution Schedules	9
Tax-Free Reorganization	9
Fees and Expenses	10
Portfolio Turnover	11
INVESTMENT PRACTICES AND RISK CONSIDERATIONS	12
Investment Objective	12
Primary Investment Strategies	13
Primary Risks	14
Other Investment Policies and Risks	15
Comparison of Investment Objectives, Investment
Strategies, and Risks	15
Investment Advisor and Portfolio Managers	16
Investment Performance of the Funds	17
Share Price	20
Purchases, Redemptions, and Exchanges of Fund
Shares; Other Shareholder Information	21
Payments to Financial Intermediaries	26
Advisory Arrangements	26
Dividends, Capital Gains, and Taxes	26
Frequent-Trading Limitations	28
Financial Highlights	31
Information About the Reorganization	33

ADDITIONAL INFORMATION ABOUT THE FUNDS	36
Form of Organization	36
Trustees	36
Voting Rights	36
Independent Auditor	36
Service Agreements	36

GENERAL INFORMATION	39
Annual/Semiannual Reports	39
Principal Shareholders	40
Obtaining Information From the SEC	40

APPENDIX A

FORM OF AGREEMENT AND PLAN OF
REORGANIZATION

APPENDIX B

INCOME FUND PROSPECTUS

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

ITRF2010 062017

PART B

STATEMENT OF ADDITIONAL INFORMATION

Vanguard Institutional Target Retirement 2010 Fund
A Series of Vanguard Chester Funds

P.O. Box 2600
Valley Forge, Pennsylvania 19482
800-662-7447

Vanguard Institutional Target Retirement Income Fund
A Series of Vanguard Chester Fund

P.O. Box 2600
Valley Forge, Pennsylvania 19482
800-662-7447

The date of this Statement of Additional Information is June 16, 2017

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Information Statement and Prospectus dated January 27, 2017 for use in connection with the Reorganization of Vanguard Institutional Target Retirement 2010 Fund (“2010 Fund”) and Vanguard Institutional Target Retirement Income Fund (“Income Fund,” collectively with the 2010 Fund, the “Funds”). A copy of the Information Statement and Prospectus may be obtained without charge by calling Vanguard at 800-662-7447 or writing Vanguard at P.O. Box 2600, Valley Forge, PA 19482-2600.

This SAI relates specifically to the proposed Reorganization of the 2010 Fund with and into the Income Fund. The SAI consists of this cover page, the pro forma financial information on the following pages and the following described documents, each of which are hereby incorporated by reference.

(1) The 2010 Fund prospectus dated January 27, 2017, as supplemented (Accession Number 0000932471-17-000194);

(2) The Statement of Additional Information for the 2010 Fund dated January 27, 2017, as supplemented (Accession Number 0000932471-17-000194 );

(3) The Statement of Additional Information for the Income Fund dated January 27, 2017, as supplemented (Accession Number 0000932471-17-000194);

(4) Audited financial statements for the 2010 Fund for the year ended September 30, 2016 (Accession Number 0000932471-16-014731);

(5) Audited financial statements for the Income Fund for the year ended September 30, 2016 (Accession Number 0000932471-16-014731); and

(6) Pro Forma Financial Information.

PRO FORMA FINANCIAL INFORMATION

     The unaudited pro forma information set forth below is intended to present financial information as if the acquisition of Vanguard Institutional Target Retirement 2010 Fund (the “Acquired Fund”) by Vanguard Institutional Target Retirement Income Fund (the “Acquiring Fund”) (each, a “Fund” and collectively, the “Funds”) had been consummated on September 30, 2016.

     The pro forma information has been derived from the books and records of the Funds utilized in calculating the daily net asset value for the Funds and conforms to generally accepted accounting principles for U.S. mutual funds. The unaudited pro forma information provided herein should be read in conjunction with the annual reports to shareholders for the fiscal year ended September 30, 2016 for Vanguard Institutional Target Retirement 2010 Fund and Vanguard Institutional Target Retirement Income Fund.

     On December 16, 2016, the Funds’ Boards of Trustees approved a plan of reorganization (the “Reorganization”) whereby the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund. Shareholders of the Acquired Fund will receive shares equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund will then be dissolved. All of this will happen on a single day, which is currently expected to be July 21, 2017 (the “Closing Date”). The Reorganization is not contingent upon the approval of shareholders of the Acquired Fund.

     The Acquiring Fund will be the surviving fund for accounting purposes. No significant accounting policies (including valuation of portfolio securities) will change as a result of the Reorganization. The results of operations of the Acquiring Fund for pre-combination periods will not be restated. As of September 30, 2016, all of the securities held by the Acquired Fund would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

     As of September 30, 2016, the net assets of the Acquired Fund were $1,837,824,324, and the Acquiring Fund were $2,030,499,755. The net assets of the combined fund as of September 30, 2016, including pro forma adjustments of $29,000 (due to costs of reorganization, as described below), would have been $3,868,295,079.

     For the fiscal year ended September 30, 2016, the net investment income and realized net gain (loss) of the Acquired Fund were $26,447,286 and $335,489, respectively. For the fiscal year ended September 30, 2016, the net investment income and realized net gain (loss) of the Acquiring Fund were $28,796,453 and $660,453, respectively. The net investment income and realized net gain (loss) of the combined fund as of September 30, 2016, including pro forma adjustments of $29,000 (due to costs of reorganization, as described below), would have been $55,214,739 and $995,942, respectively.

     In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and each fund, Vanguard furnishes to each fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to each fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to each fund and all other expenses incurred by each fund during the period ended September 30, 2016, were borne by the underlying Vanguard funds in which each fund invests. Each fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

     The Vanguard Institutional Target Retirement 2010 Fund will bear the expenses incurred in the Reorganization. Expenses related to the Reorganization include audit fees and printing/mailing fees, and are estimated at $5,000 and $24,000, respectively; actual results could differ from these estimates. The Vanguard Institutional Target Retirement Income Fund will not incur any expenses in the Reorganization.

     The actual and pro forma combined expense ratios of the Funds for fiscal year ended September 30, 2016 are as follows. Management expects the Funds’ total operating expenses to approximate these levels through the date of the Reorganization.

	2010 Fund	Income Fund	Income Fund
			Pro Forma
			Combined Fund

Acquired Fund Fees	0.09%	0.09%	0.09%
and Expenses

     On a pro forma basis for the fiscal year ended September 30, 2016, the proposed Reorganization would have resulted in the following approximate changes to expenses.

Pro Forma
Adjustments
Costs of Reorganization (printing/mailing and audit fees)	$ 29,000

Recurring expenses
The Vanguard Group
Management and Administrative	-
Other Expenses
Audit Fees	-
Total Recurring Expenses [1]	-

1 The Funds' Service Agreement (the “FSA”) provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds.

     The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.	No gain or loss is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.
2.	No gain or loss is recognized by the Acquired Fund’s shareholders upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.
3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund.

     The Acquiring Fund intends to continue to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, and qualify as a regulated investment company, and distribute all of its taxable income. Management has analyzed each Fund's tax positions taken for all open federal income tax years (September 30, 2015-2016 for both the Acquiring Fund and for the Acquired Fund), and has concluded that no provision for federal income tax is required.